UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.                                         SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Abercrombie & Fitch Co. Cl A	6,850	269,342
Amazon.com, Inc.*	27,392	4,302,188
Apollo Group, Inc.*	9,806	503,538
AutoNation, Inc.*	4,974	115,646
AutoZone, Inc.*	2,238	512,301
Bed Bath & Beyond, Inc.*	20,920	908,137
Best Buy Co., Inc.	26,972	1,101,267
Big Lots, Inc.*	5,954	197,971
CarMax, Inc.*	17,577	489,695
Carnival Corp.	33,782	1,290,810
CBS Corp. Cl B	55,290	876,899
Coach, Inc.	23,310	1,001,398
Comcast Corp. Cl A	223,747	4,045,346
D.R. Horton, Inc.	22,568	250,956
Darden Restaurants, Inc.	11,035	472,077
DeVry, Inc.	4,677	230,155
DIRECTV Cl A*	66,704	2,776,888
Discovery Communications, Inc. Cl A*	22,008	958,448
Disney (Walt) Co.	148,556	4,918,689
Eastman Kodak Co.*	20,929	87,902
Expedia, Inc.	15,203	428,877
Family Dollar Stores, Inc.	10,345	456,835
Ford Motor Co.*	257,399	3,150,564
Fortune Brands, Inc.	11,831	582,440
GameStop Corp. Cl A*	11,242	221,580
Gannett Co., Inc.	19,092	233,495
Gap, Inc.	33,863	631,206
Genuine Parts Co.	12,306	548,725
Goodyear Tire & Rubber Co.*	18,951	203,723
H&R Block, Inc.	24,403	316,019
Harley-Davidson, Inc.	18,871	536,691
Harman Int’l. Industries, Inc.*	5,475	182,920
Hasbro, Inc.	10,805	480,931
Home Depot, Inc.	130,579	4,136,743
International Game Technology	23,937	345,890
Interpublic Group of Cos., Inc.*	37,917	380,308
Johnson Controls, Inc.	52,577	1,603,599
Kohl’s Corp.*	23,954	1,261,897
Leggett & Platt, Inc.	11,452	260,648
Lennar Corp. Cl A	12,901	198,417
Limited Brands, Inc.	20,516	549,418
Lowe’s Cos., Inc.	112,238	2,501,785
Macy’s, Inc	32,977	761,439
Marriott International, Inc. Cl A	22,500	806,175
Mattel, Inc.	27,510	645,385
McDonald’s Corp.	83,692	6,235,891
McGraw-Hill Cos., Inc.	24,110	797,077
Meredith Corp.	2,861	95,300
New York Times Co. Cl A*	9,399	72,748
Newell Rubbermaid, Inc.	22,080	393,245
News Corp. Cl A	181,547	2,371,004
NIKE, Inc. Cl B	29,930	2,398,590

Nordstrom, Inc.	13,226	492,007
O’Reilly Automotive, Inc.*	10,846	577,007
Office Depot, Inc.*	22,097	101,646
Omnicom Group, Inc.	23,181	915,186
Penney (J.C.) Co., Inc.	18,522	503,428
Polo Ralph Lauren Corp.	5,016	450,738
Priceline.com, Inc.*	3,811	1,327,524
Pulte Homes, Inc.*	27,399	240,015
RadioShack Corp.	9,875	210,634
Ross Stores, Inc.	9,446	515,941
Scripps Networks Interactive, Inc. Cl A	7,020	334,012
Sears Hldgs. Corp.*	3,561	256,891
Stanley Black & Decker, Inc.	13,203	809,080
Staples, Inc.	58,206	1,217,670
Starbucks Corp.	58,476	1,495,816
Starwood Hotels & Resorts	14,628	768,701
Target Corp.	56,432	3,015,726
Tiffany & Co.	9,725	456,978
Time Warner Cable, Inc.	28,557	1,541,792
Time Warner, Inc.	88,952	2,726,379
TJX Cos., Inc.	31,271	1,395,625
Urban Outfitters, Inc.*	10,343	325,184
V.F. Corp.	6,818	552,394
Viacom, Inc. Cl B	47,271	1,710,737
Washington Post Co. Cl B	464	185,326
Whirlpool Corp.	5,859	474,345
Wyndham Worldwide Corp.	13,848	380,405
Wynn Resorts Ltd.	5,801	503,353
Yum! Brands, Inc.	36,681	1,689,527
		84,273,285
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	164,300	3,946,486
Archer-Daniels-Midland Co.	50,155	1,600,948
Avon Products, Inc.	33,729	1,083,038
Brown-Forman Corp. Cl B	7,987	492,319
Campbell Soup Co.	15,038	537,609
Clorox Co.	10,866	725,414
Coca-Cola Co.	180,343	10,553,672
Coca-Cola Enterprises, Inc.*	26,061	807,891
Colgate-Palmolive Co.	37,628	2,892,088
ConAgra Foods, Inc.	34,773	762,920
Constellation Brands, Inc. Cl A*	13,683	242,052
Costco Wholesale Corp.	34,398	2,218,327
CVS Caremark Corp.	104,840	3,299,315
Dean Foods Co.*	14,516	148,208
Dr. Pepper Snapple Group, Inc.	18,857	669,801
Estee Lauder Cos., Inc. Cl A	8,940	565,276
General Mills, Inc.	50,498	1,845,197
Heinz (H.J.) Co.	24,584	1,164,544
Hershey Co.	11,643	554,090
Hormel Foods Corp.	5,454	243,248
J.M. Smucker Co.	9,324	564,382
Kellogg Co.	20,531	1,037,021
Kimberly-Clark Corp.	32,017	2,082,706
Kraft Foods, Inc. Cl A	137,836	4,253,619
Kroger Co.	49,589	1,074,098

Lorillard, Inc.	11,881	954,163
McCormick & Co., Inc.	10,340	434,694
Mead Johnson Nutrition Co.	16,179	920,747
Molson Coors Brewing Co. Cl B	12,288	580,239
PepsiCo, Inc.	125,070	8,309,651
Philip Morris Int’l., Inc.	143,630	8,046,153
Proctor & Gamble Co.	222,856	13,364,674
Reynolds American, Inc.	13,312	790,600
Safeway, Inc.	30,148	637,932
Sara Lee Corp.	52,150	700,375
SUPERVALU, Inc.	16,329	188,273
Sysco Corp.	45,741	1,304,533
Tyson Foods, Inc. Cl A	25,048	401,269
Wal-Mart Stores, Inc.	155,796	8,338,202
Walgreen Co.	76,600	2,566,100
Whole Foods Market, Inc.*	11,150	413,777
		91,315,651
ENERGY (10.8%)
Anadarko Petroleum Corp.	38,671	2,206,181
Apache Corp.	28,616	2,797,500
Baker Hughes, Inc.	33,961	1,446,739
Cabot Oil & Gas Corp.	8,626	259,729
Cameron International Corp.*	19,120	821,395
Chesapeake Energy Corp.	51,025	1,155,716
Chevron Corp.	159,070	12,892,624
ConocoPhillips	116,682	6,701,047
Consol Energy, Inc.	17,323	640,258
Denbury Resources, Inc.*	32,386	514,614
Devon Energy Corp.	34,085	2,206,663
Diamond Offshore Drilling, Inc	5,475	371,041
El Paso Corp.	55,128	682,485
EOG Resources, Inc.	20,465	1,902,631
Exxon Mobil Corp.	399,640	24,693,751
FMC Technologies, Inc.*	9,541	651,555
Halliburton Co.	72,557	2,399,460
Helmerich & Payne, Inc.	8,632	349,251
Hess Corp.	22,755	1,345,276
Marathon Oil Corp.	56,149	1,858,532
Massey Energy Co.	8,428	261,437
Murphy Oil Corp.	15,137	937,283
Nabors Industries Ltd.*	22,741	410,702
National Oilwell Varco, Inc.	32,768	1,457,193
Noble Energy, Inc.	14,261	1,070,858
Occidental Petroleum Corp.	64,899	5,081,592
Peabody Energy Corp.	20,678	1,013,429
Pioneer Natural Resources Co.	9,109	592,358
QEP Resources, Inc.	13,886	418,524
Range Resources Corp.	12,891	491,534
Rowan Cos., Inc.*	9,075	275,517
Schlumberger Ltd.	106,065	6,534,665
Southwestern Energy Co.*	28,210	943,342
Spectra Energy Corp.	51,400	1,159,070
Sunoco, Inc.	9,830	358,795
Tesoro Corp.	11,281	150,714
Valero Energy Corp.	45,200	791,452
Williams Cos., Inc.	47,450	906,770
		88,751,683

FINANCIALS (15.5%)
ACE Ltd.	26,431	1,539,606
Aflac, Inc.	36,938	1,910,064
Allstate Corp.	41,255	1,301,595
American Express Co.	82,011	3,446,922
American Int’l. Group, Inc.*	10,725	419,348
Ameriprise Financial, Inc.	19,565	926,011
Aon Corp.	20,892	817,086
Apartment Investment & Management Co. Cl A	9,233	197,402
Assurant, Inc.	8,389	341,432
AvalonBay Communities, Inc.	6,756	702,151
Bank of America Corp.	804,496	10,546,943
Bank of New York Mellon Corp.	96,381	2,518,436
BB&T Corp.	55,583	1,338,439
Berkshire Hathaway, Inc. Cl B*	134,847	11,149,150
Boston Properties, Inc.	10,953	910,413
Capital One Financial Corp.	35,758	1,414,229
CB Richard Ellis Group, Inc. Cl A*	23,128	422,780
Charles Schwab Corp.	78,497	1,091,108
Chubb Corp.	24,453	1,393,576
Cincinnati Financial Corp.	12,708	366,626
Citigroup, Inc.*	1,841,652	7,182,443
CME Group, Inc.	5,401	1,406,690
Comerica, Inc.	14,078	522,998
Discover Financial Svcs.	42,681	711,919
E*Trade Financial Corp.*	15,821	230,037
Equity Residential	22,237	1,057,814
Federated Investors, Inc. Cl B	7,193	163,713
Fifth Third Bancorp	63,216	760,488
First Horizon National Corp.*	18,250	208,233
Franklin Resources, Inc.	11,638	1,244,102
Genworth Financial, Inc. Cl A*	38,289	467,892
Goldman Sachs Group, Inc.	40,790	5,897,418
Hartford Financial Svcs. Group, Inc.	35,315	810,479
HCP, Inc.	24,424	878,776
Health Care REIT, Inc.	9,805	464,169
Host Hotels & Resorts, Inc.	51,976	752,612
Hudson City Bancorp, Inc.	41,885	513,510
Huntington Bancshares, Inc.	57,943	328,537
IntercontinentalExchange, Inc.*	5,894	617,220
Invesco Ltd.	36,397	772,708
Janus Capital Group, Inc.	14,494	158,709
JPMorgan Chase & Co.	317,234	12,077,098
KeyCorp	68,513	545,363
Kimco Realty Corp.	31,545	496,834
Legg Mason, Inc.	11,946	362,083
Leucadia National Corp.*	15,545	367,173
Lincoln National Corp.	25,475	609,362
Loews Corp.	24,838	941,360
M&T Bank Corp.	6,732	550,745
Marsh & McLennan Cos., Inc.	42,201	1,017,888
Marshall & Ilsley Corp.	41,963	295,420
MetLife, Inc.	71,865	2,763,209
Moody’s Corp.	15,827	395,358
Morgan Stanley	112,447	2,775,192

Nasdaq OMX Group, Inc.*	11,297	219,501
Northern Trust Corp.	18,772	905,561
NYSE Euronext	20,555	587,256
People’s United Financial, Inc.	29,414	385,029
Plum Creek Timber Co., Inc.	12,712	448,734
PNC Financial Svcs. Grp., Inc.	41,544	2,156,549
Principal Financial Grp., Inc.	25,594	663,396
Progressive Corp.	51,438	1,073,511
ProLogis	38,310	451,292
Prudential Financial, Inc.	36,921	2,000,380
Public Storage	11,066	1,073,845
Regions Financial Corp.	99,634	724,339
Simon Property Group, Inc.	23,013	2,134,226
SLM Corp.*	36,989	427,223
State Street Corp.	39,978	1,505,571
SunTrust Banks, Inc.	39,433	1,018,554
T. Rowe Price Group, Inc.	20,081	1,005,355
Torchmark Corp.	6,378	338,927
Travelers Cos., Inc.	36,526	1,903,005
U.S. Bancorp	148,814	3,217,359
Unum Group	25,544	565,800
Ventas, Inc.	12,365	637,663
Vornado Realty Trust	12,781	1,093,159
Wells Fargo & Co.	415,815	10,449,431
XL Capital Ltd. Cl A	26,242	568,402
Zions Bancorporation	13,085	279,496
		126,934,433
HEALTH CARE (11.5%)
Abbott Laboratories	120,977	6,319,838
Aetna, Inc.	33,298	1,052,550
Allergan, Inc.	24,461	1,627,390
AmerisourceBergen Corp.	21,813	668,787
Amgen, Inc.*	75,272	4,148,240
Bard (C.R.), Inc.	7,295	594,032
Baxter International, Inc.	46,004	2,194,851
Becton, Dickinson & Co.	18,024	1,335,578
Biogen Idec, Inc.*	19,026	1,067,739
Boston Scientific Corp.*	119,225	730,849
Bristol-Myers Squibb Co.	133,396	3,616,366
Cardinal Health, Inc.	27,862	920,560
CareFusion Corp.*	15,097	375,009
Celgene Corp.*	35,814	2,063,245
Cephalon, Inc.*	5,908	368,896
Cerner Corp.*	5,556	466,648
CIGNA Corp.	21,388	765,263
Coventry Health Care, Inc.*	11,978	257,886
DaVita, Inc.*	8,061	556,451
Dentsply International, Inc.	11,139	356,114
Express Scripts, Inc.*	43,016	2,094,879
Forest Laboratories, Inc.*	22,346	691,162
Genzyme Corp.*	19,990	1,415,092
Gilead Sciences, Inc.*	66,147	2,355,495
Hospira, Inc.*	13,042	743,524
Humana, Inc.*	13,505	678,491
Intuitive Surgical, Inc.*	3,069	870,798
Johnson & Johnson	214,602	13,296,740

King Pharmaceuticals, Inc.*	19,651	195,724
Laboratory Corp. of America Hldgs.*	8,164	640,303
Life Technologies Corp.*	14,499	676,958
Lilly (Eli) & Co.	79,350	2,898,656
McKesson Corp.	20,688	1,278,105
Medco Health Solutions, Inc.*	34,444	1,793,155
Medtronic, Inc.	85,196	2,860,882
Merck & Co., Inc.	242,790	8,937,100
Mylan, Inc.*	24,024	451,891
Patterson Cos., Inc.	7,651	219,201
PerkinElmer, Inc.	9,404	217,609
Pfizer, Inc.	636,084	10,921,562
Quest Diagnostics, Inc.	11,599	585,402
St. Jude Medical, Inc.*	25,645	1,008,874
Stryker Corp.	26,847	1,343,692
Tenet Healthcare Corp.*	38,792	183,098
Thermo Fisher Scientific, Inc.*	31,715	1,518,514
UnitedHealth Group, Inc.	88,114	3,093,683
Varian Medical Systems, Inc.*	9,665	584,733
Waters Corp.*	7,151	506,148
Watson Pharmaceuticals, Inc.*	8,304	351,342
WellPoint, Inc.*	31,401	1,778,553
Zimmer Hldgs., Inc.*	15,740	823,674
		94,501,332
INDUSTRIALS (10.6%)
3M Co.	55,081	4,776,074
Avery Dennison Corp.	8,440	313,293
Boeing Co.	57,060	3,796,772
Caterpillar, Inc.	48,882	3,846,036
Cintas Corp.	10,486	288,889
CSX Corp.	29,977	1,658,328
Cummins, Inc.	15,352	1,390,584
Danaher Corp.	41,195	1,672,929
Deere & Co.	32,506	2,268,269
Donnelley (R.R.) & Sons Co.	16,105	273,141
Dover Corp.	14,486	756,314
Dun & Bradstreet Corp.	3,864	286,477
Eaton Corp.	13,028	1,074,680
Emerson Electric Co.	57,663	3,036,534
Equifax, Inc.	9,687	302,234
Expeditors Int’l. of Wash.	16,709	772,457
Fastenal Co.	11,589	616,419
FedEx Corp.	25,748	2,201,454
Flowserve Corp.	4,375	478,713
Fluor Corp.	14,163	701,493
General Dynamics Corp.	29,181	1,832,859
General Electric Co.	846,521	13,755,964
Goodrich Corp.	9,616	708,988
Grainger (W.W.), Inc.	4,625	550,884
Honeywell International, Inc.	60,193	2,644,880
Illinois Tool Works, Inc.	39,682	1,865,848
Iron Mountain, Inc.	15,685	350,403
ITT Corp.	14,408	674,727
Jacobs Engineering Group, Inc.*	9,904	383,285
L-3 Communications Hldgs., Inc.	8,700	628,749
Lockheed Martin Corp.	22,798	1,625,041

Masco Corp.	28,329	311,902
Norfolk Southern Corp.	29,086	1,730,908
Northrop Grumman Corp.	22,600	1,370,238
Paccar, Inc.	28,538	1,374,105
Pall Corp.	9,113	379,465
Parker Hannifin Corp.	12,424	870,425
Pitney Bowes, Inc.	16,053	343,213
Precision Castparts Corp.	10,744	1,368,248
Quanta Services, Inc.*	16,340	311,767
Raytheon Co.	29,161	1,332,949
Republic Services, Inc.	23,582	719,015
Robert Half Int’l., Inc.	11,276	293,176
Robinson (C.H.) Worldwide, Inc.	12,965	906,513
Rockwell Automation, Inc.	11,045	681,808
Rockwell Collins, Inc.	12,120	705,990
Roper Industries, Inc.	7,354	479,334
Ryder System, Inc.	4,125	176,426
Snap-On, Inc.	4,535	210,923
Southwest Airlines Co.	58,064	758,896
Stericycle, Inc.*	6,699	465,447
Textron, Inc.	21,237	436,633
Tyco International Ltd.	38,714	1,421,965
Union Pacific Corp.	38,621	3,159,198
United Parcel Service, Inc. Cl B	78,765	5,252,838
United Technologies Corp.	71,526	5,094,797
Waste Management, Inc.	36,821	1,315,983
		87,004,880
INFORMATION TECHNOLOGY (18.4%)
Adobe Systems, Inc.*	41,040	1,073,196
Advanced Micro Devices, Inc.*	45,319	322,218
Agilent Technologies, Inc.*	26,265	876,463
Akamai Technologies, Inc.*	14,121	708,592
Altera Corp.	23,392	705,503
Amphenol Corp. Cl A	13,643	668,234
Analog Devices, Inc.	22,578	708,498
Apple, Inc.*	70,182	19,914,138
Applied Materials, Inc.	105,431	1,231,434
Autodesk, Inc.*	17,698	565,805
Automatic Data Processing, Inc.	38,437	1,615,507
BMC Software, Inc.*	13,857	560,931
Broadcom Corp. Cl A	35,997	1,273,934
CA, Inc.	30,006	633,727
Cisco Systems, Inc.*	441,497	9,668,784
Citrix Systems, Inc.*	14,377	981,086
Cognizant Technology Solutions*	23,359	1,505,955
Computer Sciences Corp.	12,011	552,506
Compuware Corp.*	17,213	146,827
Corning, Inc.	123,292	2,253,778
Dell, Inc.*	131,315	1,701,842
eBay, Inc.*	90,234	2,201,710
Electronic Arts, Inc.*	26,436	434,343
EMC Corp.*	161,273	3,275,455
Fidelity Nat’l. Information Svcs., Inc.	20,616	559,312
First Solar, Inc.*	4,106	605,019
Fiserv, Inc.*	11,793	634,699
FLIR Systems, Inc.*	12,407	318,860

Google, Inc.*	19,301	10,148,273
Harris Corp.	10,079	446,399
Hewlett-Packard Co.	178,346	7,503,016
Int’l. Business Machines Corp.	98,265	13,181,267
Intel Corp.	434,621	8,357,762
Intuit, Inc.*	21,758	953,218
Jabil Circuit, Inc.	15,252	219,781
JDS Uniphase Corp.*	16,966	210,209
Juniper Networks, Inc.*	40,073	1,216,216
KLA-Tencor Corp.	12,735	448,654
Lexmark International, Inc. Cl A*	6,168	275,216
Linear Technology Corp.	17,481	537,191
LSI Corp.*	49,241	224,539
MasterCard, Inc.	7,479	1,675,296
McAfee, Inc.*	11,881	561,496
MEMC Electronic Materials, Inc.*	17,728	211,318
Microchip Technology, Inc.	14,313	450,144
Micron Technology, Inc.*	68,832	496,279
Microsoft Corp.	595,843	14,592,190
Molex, Inc.	10,769	225,395
Monster Worldwide, Inc.*	10,383	134,564
Motorola, Inc.*	181,884	1,551,471
National Semiconductor Corp.	18,604	237,573
NetApp, Inc.*	28,260	1,407,065
Novell, Inc.*	26,649	159,095
Novellus Systems, Inc.*	7,006	186,219
Nvidia Corp.*	44,904	524,479
Oracle Corp.	285,519	7,666,185
Paychex, Inc.	25,089	689,697
QLogic Corp.*	8,376	147,753
QUALCOMM, Inc.	123,549	5,574,531
Red Hat, Inc.*	14,952	613,032
SAIC, Inc.*	22,417	358,224
Salesforce.com, inc.*	9,174	1,025,653
SanDisk Corp.*	19,203	703,790
Symantec Corp.*	61,645	935,155
Tellabs, Inc.	29,871	222,539
Teradata Corp.*	13,047	503,092
Teradyne, Inc.*	14,090	156,963
Texas Instruments, Inc.	89,806	2,437,335
Total System Services, Inc.	12,784	194,828
VeriSign, Inc.*	13,663	433,664
Visa, Inc. Cl A	39,097	2,903,343
Western Digital Corp.*	18,624	528,735
Western Union Co.	52,243	923,134
Xerox Corp.	104,447	1,081,026
Xilinx, Inc.	19,881	529,033
Yahoo!, Inc.*	107,461	1,522,722
		150,983,115
MATERIALS (3.6%)
Air Products & Chemicals, Inc.	16,503	1,366,778
Airgas, Inc.	5,786	393,159
AK Steel Hldg. Corp.	8,520	117,661
Alcoa, Inc.	81,751	990,005
Allegheny Technologies, Inc.	7,826	363,518
Ball Corp.	7,140	420,189

Bemis Co., Inc.	8,532	270,891
CF Industries Hldgs., Inc.	5,445	519,998
Cliffs Natural Resources, Inc.	11,054	706,572
Dow Chemical Co.	89,055	2,445,450
Du Pont (E.I.) de Nemours & Co.	69,212	3,088,239
Eastman Chemical Co.	5,424	401,376
Ecolab, Inc.	18,156	921,235
FMC Corp.	5,604	383,370
Freeport-McMoRan Copper & Gold, Inc.	36,662	3,130,568
Int’l. Flavors & Fragrances, Inc.	6,164	299,077
International Paper Co.	33,534	729,365
MeadWestvaco Corp.	13,124	319,963
Monsanto Co.	43,385	2,079,443
Newmont Mining Corp.	38,301	2,405,686
Nucor Corp.	25,068	957,598
Owens-Illinois, Inc.*	13,162	369,326
Pactiv Corp.*	10,662	351,633
PPG Industries, Inc.	12,857	935,990
Praxair, Inc.	23,896	2,156,853
Sealed Air Corp.	12,199	274,234
Sherwin-Williams Co.	7,049	529,662
Sigma-Aldrich Corp.	9,452	570,712
Titanium Metals Corp.*	7,147	142,654
United States Steel Corp.	11,080	485,747
Vulcan Materials Co.	10,373	382,971
Weyerhaeuser Co.	41,838	659,367
		29,169,290
TELECOMMUNICATION SERVICES (3.2%)
American Tower Corp. Cl A*	31,347	1,606,847
AT&T, Inc.	460,413	13,167,812
CenturyLink, Inc.	22,992	907,264
Frontier Communications Corp.	75,940	620,430
MetroPCS Communications, Inc.*	21,342	223,237
Qwest Communications Int’l., Inc.	133,340	836,042
Sprint Nextel Corp.*	241,079	1,116,196
Verizon Communications, Inc.	218,206	7,111,334
Windstream Corp.	37,605	462,165
		26,051,327
UTILITIES (3.7%)
AES Corp.*	52,707	598,224
Allegheny Energy, Inc.	13,370	327,832
Ameren Corp.	18,965	538,606
American Electric Power Co., Inc.	37,750	1,367,682
CenterPoint Energy, Inc.	33,422	525,394
CMS Energy Corp.	18,164	327,315
Consolidated Edison, Inc.	22,089	1,065,132
Constellation Energy Group, Inc.	16,362	527,511
Dominion Resources, Inc.	46,388	2,025,300
DTE Energy Co.	13,745	631,308
Duke Energy Corp.	103,441	1,831,940
Edison International	25,588	879,971
Entergy Corp.	14,883	1,138,996
EQT Corp.	11,943	430,665
Exelon Corp.	51,969	2,212,840
FirstEnergy Corp.	23,996	924,806
Integrys Energy Group, Inc.	6,132	319,232

NextEra Energy, Inc.	32,521	1,768,817
Nicor, Inc.	3,595	164,723
NiSource, Inc.	21,937	381,704
Northeast Utilities	14,036	415,045
NRG Energy, Inc.*	19,945	415,255
Oneok, Inc.	8,426	379,507
Pepco Hldgs., Inc.	17,598	327,323
PG&E Corp.	30,788	1,398,391
Pinnacle West Capital Corp.	8,655	357,192
PPL Corp.	37,898	1,031,963
Progress Energy Enterprise	23,110	1,026,546
Public Svc. Enterprise Group, Inc.	39,234	1,297,861
SCANA Corp.	8,892	358,525
Sempra Energy	19,405	1,043,989
Southern Co.	65,190	2,427,676
TECO Energy, Inc.	16,973	293,972
Wisconsin Energy Corp.	9,263	535,401
Xcel Energy, Inc.	36,326	834,408
		30,131,052
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $763,411,383) 98.7%		809,116,048

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	AAA	0.15	11/26/10	3,000,000	2,999,300
COMMERCIAL PAPER (0.8%)
Abbott Laboratories†	A-1+	0.10	10/01/10	6,840,000	6,840,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,839,300) 1.2%					9,839,300

TEMPORARY CASH INVESTMENTS (2) (Cost: $41,400) 0.0% (3)					41,400

TOTAL INVESTMENTS (Cost: $773,292,083) 99.9%					818,996,748

OTHER NET ASSETS 0.1%					977,532

NET ASSETS 100.0%					$819,974,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.6%)
Abercrombie & Fitch Co. Cl A	1,160	45,611
Amazon.com, Inc.*	4,647	729,858
Apollo Group, Inc.*	1,667	85,600
AutoNation, Inc.*	828	19,251
AutoZone, Inc.*	377	86,299
Bed Bath & Beyond, Inc.*	3,467	150,502
Best Buy Co., Inc.	4,546	185,613
Big Lots, Inc.*	993	33,017
CarMax, Inc.*	2,940	81,908
Carnival Corp.	5,710	218,179
CBS Corp. Cl B	8,942	141,820
Coach, Inc.	3,908	167,888
Comcast Corp. Cl A	36,865	666,519
D.R. Horton, Inc.	3,683	40,955
Darden Restaurants, Inc.	1,819	77,817
DeVry, Inc.	828	40,746
DIRECTV Cl A*	11,386	473,999
Discovery Communications, Inc. Cl A*	3,740	162,877
Disney (Walt) Co.	25,130	832,054
Eastman Kodak Co.*	3,529	14,822
Expedia, Inc.	2,729	76,985
Family Dollar Stores, Inc.	1,743	76,971
Ford Motor Co.*	45,176	552,954
Fortune Brands, Inc.	2,002	98,558
GameStop Corp. Cl A*	1,976	38,947
Gannett Co., Inc.	3,137	38,366
Gap, Inc.	5,775	107,646
Genuine Parts Co.	2,072	92,390
Goodyear Tire & Rubber Co.*	3,194	34,336
H&R Block, Inc.	4,056	52,525
Harley-Davidson, Inc.	3,095	88,022
Harman Int’l. Industries, Inc.*	914	30,537
Hasbro, Inc.	1,838	81,809
Home Depot, Inc.	21,881	693,190
International Game Technology	3,919	56,630
Interpublic Group of Cos., Inc.*	6,421	64,403
Johnson Controls, Inc.	8,844	269,742
Kohl’s Corp.*	4,047	213,196
Leggett & Platt, Inc.	1,924	43,790
Lennar Corp. Cl A	2,090	32,144
Limited Brands, Inc.	3,480	93,194
Lowe’s Cos., Inc.	18,433	410,872
Macy’s, Inc	5,552	128,196
Marriott International, Inc. Cl A	3,765	134,900
Mattel, Inc.	4,725	110,849
McDonald’s Corp.	13,982	1,041,799
McGraw-Hill Cos., Inc.	4,062	134,290
Meredith Corp.	478	15,922
New York Times Co. Cl A*	1,553	12,020
Newell Rubbermaid, Inc.	3,656	65,113
News Corp. Cl A	29,976	391,487
NIKE, Inc. Cl B	5,076	406,791
Nordstrom, Inc.	2,218	82,510
O’Reilly Automotive, Inc.*	1,823	96,984
Office Depot, Inc.*	3,625	16,675
Omnicom Group, Inc.	3,960	156,341

Penney (J.C.) Co., Inc.	3,106	84,421
Polo Ralph Lauren Corp.	857	77,010
Priceline.com, Inc.*	636	221,544
Pulte Homes, Inc.*	4,429	38,798
RadioShack Corp.	1,648	35,152
Ross Stores, Inc.	1,583	86,463
Scripps Networks Interactive, Inc. Cl A	1,180	56,144
Sears Hldgs. Corp.*	582	41,985
Stanley Black & Decker, Inc.	2,177	133,407
Staples, Inc.	9,591	200,644
Starbucks Corp.	9,722	248,689
Starwood Hotels & Resorts	2,498	131,270
Target Corp.	9,477	506,451
Tiffany & Co.	1,659	77,956
Time Warner Cable, Inc.	4,669	252,079
Time Warner, Inc.	14,771	452,731
TJX Cos., Inc.	5,264	234,932
Urban Outfitters, Inc.*	1,692	53,196
V.F. Corp.	1,136	92,039
Viacom, Inc. Cl B	7,989	289,122
Washington Post Co. Cl B	79	31,553
Whirlpool Corp.	999	80,879
Wyndham Worldwide Corp.	2,347	64,472
Wynn Resorts Ltd.	991	85,989
Yum! Brands, Inc.	6,136	282,624
		14,155,969
CONSUMER STAPLES (6.0%)
Altria Group, Inc.	27,373	657,499
Archer-Daniels-Midland Co.	8,401	268,160
Avon Products, Inc.	5,635	180,940
Brown-Forman Corp. Cl B	1,365	84,139
Campbell Soup Co.	2,543	90,912
Clorox Co.	1,826	121,904
Coca-Cola Co.	30,335	1,775,204
Coca-Cola Enterprises, Inc.*	4,359	135,129
Colgate-Palmolive Co.	6,385	490,751
ConAgra Foods, Inc.	5,778	126,769
Constellation Brands, Inc. Cl A*	2,328	41,182
Costco Wholesale Corp.	5,769	372,043
CVS Caremark Corp.	17,841	561,456
Dean Foods Co.*	2,395	24,453
Dr. Pepper Snapple Group, Inc.	3,138	111,462
Estee Lauder Cos., Inc. Cl A	1,500	94,845
General Mills, Inc.	8,438	308,325
Heinz (H.J.) Co.	4,183	198,149
Hershey Co.	2,030	96,608
Hormel Foods Corp.	910	40,586
J.M. Smucker Co.	1,570	95,032
Kellogg Co.	3,425	172,997
Kimberly-Clark Corp.	5,377	349,774
Kraft Foods, Inc. Cl A	22,916	707,188
Kroger Co.	8,434	182,680
Lorillard, Inc.	1,994	160,138
McCormick & Co., Inc.	1,751	73,612
Mead Johnson Nutrition Co.	2,688	152,974
Molson Coors Brewing Co. Cl B	2,077	98,076
PepsiCo, Inc.	20,897	1,388,397
Philip Morris Int’l., Inc.	24,075	1,348,682
Proctor & Gamble Co.	37,290	2,236,281
Reynolds American, Inc.	2,221	131,905
Safeway, Inc.	5,013	106,075

Sara Lee Corp.	8,699	116,828
SUPERVALU, Inc.	2,787	32,134
Sysco Corp.	7,729	220,431
Tyson Foods, Inc. Cl A	3,917	62,750
Wal-Mart Stores, Inc.	26,272	1,406,077
Walgreen Co.	12,787	428,365
Whole Foods Market, Inc.*	1,920	71,251
		15,322,163
ENERGY (5.8%)
Anadarko Petroleum Corp.	6,501	370,882
Apache Corp.	4,787	467,977
Baker Hughes, Inc.	5,664	241,286
Cabot Oil & Gas Corp.	1,370	41,251
Cameron International Corp.*	3,183	136,742
Chesapeake Energy Corp.	8,595	194,677
Chevron Corp.	26,413	2,140,774
ConocoPhillips	19,485	1,119,024
Consol Energy, Inc.	2,968	109,697
Denbury Resources, Inc.*	5,248	83,391
Devon Energy Corp.	5,714	369,924
Diamond Offshore Drilling, Inc	914	61,942
El Paso Corp.	9,255	114,577
EOG Resources, Inc.	3,331	309,683
Exxon Mobil Corp.	66,881	4,132,572
FMC Technologies, Inc.*	1,577	107,693
Halliburton Co.	11,965	395,683
Helmerich & Payne, Inc.	1,391	56,280
Hess Corp.	3,840	227,021
Marathon Oil Corp.	9,325	308,658
Massey Energy Co.	1,342	41,629
Murphy Oil Corp.	2,520	156,038
Nabors Industries Ltd.*	3,750	67,725
National Oilwell Varco, Inc.	5,506	244,852
Noble Energy, Inc.	2,297	172,482
Occidental Petroleum Corp.	10,672	835,618
Peabody Energy Corp.	3,536	173,299
Pioneer Natural Resources Co.	1,524	99,106
QEP Resources, Inc.	2,302	69,382
Range Resources Corp.	2,102	80,149
Rowan Cos., Inc.*	1,506	45,722
Schlumberger Ltd.	17,951	1,105,961
Southwestern Energy Co.*	4,548	152,085
Spectra Energy Corp.	8,512	191,946
Sunoco, Inc.	1,585	57,853
Tesoro Corp.	1,875	25,050
Valero Energy Corp.	7,438	130,239
Williams Cos., Inc.	7,680	146,765
		14,785,635
FINANCIALS (8.3%)
ACE Ltd.	4,452	259,329
Aflac, Inc.	6,186	319,878
Allstate Corp.	7,068	222,995
American Express Co.	13,750	577,913
American Int’l. Group, Inc.*	1,778	69,520
Ameriprise Financial, Inc.	3,299	156,142
Aon Corp.	3,543	138,567
Apartment Investment & Management Co. Cl A	1,538	32,882
Assurant, Inc.	1,400	56,980
AvalonBay Communities, Inc.	1,119	116,298
Bank of America Corp.	131,795	1,727,832
Bank of New York Mellon Corp.	15,953	416,852

BB&T Corp.	9,106	219,272
Berkshire Hathaway, Inc. Cl B*	22,723	1,878,738
Boston Properties, Inc.	1,831	152,193
Capital One Financial Corp.	6,002	237,379
CB Richard Ellis Group, Inc. Cl A*	3,806	69,574
Charles Schwab Corp.	13,025	181,048
Chubb Corp.	4,132	235,483
Cincinnati Financial Corp.	2,137	61,652
Citigroup, Inc.*	312,066	1,217,057
CME Group, Inc.	884	230,238
Comerica, Inc.	2,316	86,039
Discover Financial Svcs.	7,151	119,279
E*Trade Financial Corp.*	2,612	37,978
Equity Residential	3,724	177,151
Federated Investors, Inc. Cl B	1,206	27,449
Fifth Third Bancorp	10,469	125,942
First Horizon National Corp.*	3,056	34,874
Franklin Resources, Inc.	1,926	205,889
Genworth Financial, Inc. Cl A*	6,433	78,611
Goldman Sachs Group, Inc.	6,774	979,385
Hartford Financial Svcs. Group, Inc.	5,837	133,959
HCP, Inc.	4,073	146,547
Health Care REIT, Inc.	1,743	82,514
Host Hotels & Resorts, Inc.	8,654	125,310
Hudson City Bancorp, Inc.	6,918	84,815
Huntington Bancshares, Inc.	9,425	53,440
IntercontinentalExchange, Inc.*	974	101,997
Invesco Ltd.	6,152	130,607
Janus Capital Group, Inc.	2,413	26,422
JPMorgan Chase & Co.	52,082	1,982,762
KeyCorp	11,563	92,041
Kimco Realty Corp.	5,331	83,963
Legg Mason, Inc.	2,030	61,529
Leucadia National Corp.*	2,590	61,176
Lincoln National Corp.	4,161	99,531
Loews Corp.	4,177	158,308
M&T Bank Corp.	1,127	92,200
Marsh & McLennan Cos., Inc.	7,126	171,879
Marshall & Ilsley Corp.	6,931	48,794
MetLife, Inc.	11,913	458,055
Moody’s Corp.	2,678	66,896
Morgan Stanley	18,350	452,878
Nasdaq OMX Group, Inc.*	1,891	36,742
Northern Trust Corp.	3,181	153,451
NYSE Euronext	3,424	97,824
People’s United Financial, Inc.	4,876	63,827
Plum Creek Timber Co., Inc.	2,123	74,942
PNC Financial Svcs. Grp., Inc.	6,902	358,283
Principal Financial Grp., Inc.	4,208	109,071
Progressive Corp.	8,774	183,113
ProLogis	6,263	73,778
Prudential Financial, Inc.	6,133	332,286
Public Storage	1,834	177,971
Regions Financial Corp.	16,497	119,933
Simon Property Group, Inc.	3,848	356,864
SLM Corp.*	6,380	73,689
State Street Corp.	6,594	248,330
SunTrust Banks, Inc.	6,570	169,703
T. Rowe Price Group, Inc.	3,368	168,619
Torchmark Corp.	1,062	56,435
Travelers Cos., Inc.	6,175	321,718

U.S. Bancorp	25,182	544,435
Unum Group	4,293	95,090
Ventas, Inc.	2,064	106,440
Vornado Realty Trust	2,132	182,350
Wells Fargo & Co.	68,769	1,728,165
XL Capital Ltd. Cl A	4,493	97,318
Zions Bancorporation	2,278	48,658
		21,145,077
HEALTH CARE (6.2%)
Abbott Laboratories	20,285	1,059,688
Aetna, Inc.	5,483	173,318
Allergan, Inc.	4,040	268,781
AmerisourceBergen Corp.	3,663	112,308
Amgen, Inc.*	12,590	693,835
Bard (C.R.), Inc.	1,231	100,240
Baxter International, Inc.	7,676	366,222
Becton, Dickinson & Co.	3,050	226,005
Biogen Idec, Inc.*	3,178	178,349
Boston Scientific Corp.*	19,925	122,140
Bristol-Myers Squibb Co.	22,525	610,653
Cardinal Health, Inc.	4,613	152,414
CareFusion Corp.*	2,513	62,423
Celgene Corp.*	6,035	347,676
Cephalon, Inc.*	989	61,753
Cerner Corp.*	933	78,363
CIGNA Corp.	3,577	127,985
Coventry Health Care, Inc.*	1,950	41,984
DaVita, Inc.*	1,348	93,052
Dentsply International, Inc.	1,877	60,008
Express Scripts, Inc.*	7,127	347,085
Forest Laboratories, Inc.*	3,751	116,018
Genzyme Corp.*	3,348	237,005
Gilead Sciences, Inc.*	11,019	392,387
Hospira, Inc.*	2,198	125,308
Humana, Inc.*	2,223	111,684
Intuitive Surgical, Inc.*	518	146,977
Johnson & Johnson	36,180	2,241,713
King Pharmaceuticals, Inc.*	3,283	32,699
Laboratory Corp. of America Hldgs.*	1,351	105,959
Life Technologies Corp.*	2,409	112,476
Lilly (Eli) & Co.	13,333	487,054
McKesson Corp.	3,435	212,214
Medco Health Solutions, Inc.*	5,698	296,638
Medtronic, Inc.	14,185	476,332
Merck & Co., Inc.	40,425	1,488,044
Mylan, Inc.*	4,064	76,444
Patterson Cos., Inc.	1,271	36,414
PerkinElmer, Inc.	1,550	35,867
Pfizer, Inc.	105,584	1,812,877
Quest Diagnostics, Inc.	1,933	97,559
St. Jude Medical, Inc.*	4,301	169,201
Stryker Corp.	4,484	224,424
Tenet Healthcare Corp.*	6,374	30,085
Thermo Fisher Scientific, Inc.*	5,353	256,302
UnitedHealth Group, Inc.	14,772	518,645
Varian Medical Systems, Inc.*	1,598	96,679
Waters Corp.*	1,210	85,644
Watson Pharmaceuticals, Inc.*	1,411	59,699
WellPoint, Inc.*	5,252	297,473
Zimmer Hldgs., Inc.*	2,641	138,204
		15,802,307

INDUSTRIALS (5.8%)
3M Co.	9,369	812,386
Avery Dennison Corp.	1,445	53,638
Boeing Co.	9,610	639,449
Caterpillar, Inc.	8,282	651,628
Cintas Corp.	1,748	48,157
CSX Corp.	4,988	275,936
Cummins, Inc.	2,612	236,595
Danaher Corp.	7,031	285,529
Deere & Co.	5,569	388,605
Donnelley (R.R.) & Sons Co.	2,712	45,996
Dover Corp.	2,452	128,019
Dun & Bradstreet Corp.	658	48,784
Eaton Corp.	2,205	181,890
Emerson Electric Co.	9,885	520,544
Equifax, Inc.	1,643	51,262
Expeditors Int’l. of Wash.	2,787	128,843
Fastenal Co.	1,938	103,082
FedEx Corp.	4,133	353,372
Flowserve Corp.	736	80,533
Fluor Corp.	2,349	116,346
General Dynamics Corp.	4,998	313,924
General Electric Co.	140,430	2,281,988
Goodrich Corp.	1,646	121,360
Grainger (W.W.), Inc.	784	93,382
Honeywell International, Inc.	10,143	445,683
Illinois Tool Works, Inc.	6,616	311,084
Iron Mountain, Inc.	2,649	59,179
ITT Corp.	2,410	112,860
Jacobs Engineering Group, Inc.*	1,652	63,932
L-3 Communications Hldgs., Inc.	1,504	108,694
Lockheed Martin Corp.	3,905	278,348
Masco Corp.	4,709	51,846
Norfolk Southern Corp.	4,842	288,147
Northrop Grumman Corp.	3,865	234,335
Paccar, Inc.	4,789	230,590
Pall Corp.	1,533	63,834
Parker Hannifin Corp.	2,118	148,387
Pitney Bowes, Inc.	2,717	58,089
Precision Castparts Corp.	1,870	238,145
Quanta Services, Inc.*	2,773	52,909
Raytheon Co.	4,914	224,619
Republic Services, Inc.	4,026	122,753
Robert Half Int’l., Inc.	1,940	50,440
Robinson (C.H.) Worldwide, Inc.	2,179	152,356
Rockwell Automation, Inc.	1,864	115,065
Rockwell Collins, Inc.	2,066	120,345
Roper Industries, Inc.	1,238	80,693
Ryder System, Inc.	689	29,469
Snap-On, Inc.	764	35,534
Southwest Airlines Co.	9,799	128,073
Stericycle, Inc.*	1,121	77,887
Textron, Inc.	3,602	74,057
Tyco International Ltd.	6,539	240,177
Union Pacific Corp.	6,537	534,727
United Parcel Service, Inc. Cl B	13,015	867,970
United Technologies Corp.	12,204	869,291
Waste Management, Inc.	6,273	224,197
		14,654,963
INFORMATION TECHNOLOGY (10.1%)
Adobe Systems, Inc.*	6,899	180,409

Advanced Micro Devices, Inc.*	7,443	52,920
Agilent Technologies, Inc.*	4,550	151,834
Akamai Technologies, Inc.*	2,386	119,729
Altera Corp.	4,036	121,726
Amphenol Corp. Cl A	2,283	111,821
Analog Devices, Inc.	3,916	122,884
Apple, Inc.*	11,998	3,404,428
Applied Materials, Inc.	17,565	205,159
Autodesk, Inc.*	2,986	95,462
Automatic Data Processing, Inc.	6,465	271,724
BMC Software, Inc.*	2,347	95,007
Broadcom Corp. Cl A	5,886	208,306
CA, Inc.	5,086	107,416
Cisco Systems, Inc.*	75,051	1,643,617
Citrix Systems, Inc.*	2,457	167,666
Cognizant Technology Solutions*	3,953	254,850
Computer Sciences Corp.	2,029	93,334
Compuware Corp.*	2,936	25,044
Corning, Inc.	20,513	374,978
Dell, Inc.*	22,224	288,023
eBay, Inc.*	15,167	370,075
Electronic Arts, Inc.*	4,342	71,339
EMC Corp.*	26,986	548,086
Fidelity Nat’l. Information Svcs., Inc.	3,464	93,978
First Solar, Inc.*	708	104,324
Fiserv, Inc.*	1,972	106,133
FLIR Systems, Inc.*	2,078	53,405
Google, Inc.*	3,267	1,717,756
Harris Corp.	1,695	75,072
Hewlett-Packard Co.	29,787	1,253,139
Int’l. Business Machines Corp.	16,569	2,222,566
Intel Corp.	73,174	1,407,136
Intuit, Inc.*	3,715	162,754
Jabil Circuit, Inc.	2,573	37,077
JDS Uniphase Corp.*	2,913	36,092
Juniper Networks, Inc.*	6,830	207,291
KLA-Tencor Corp.	2,206	77,717
Lexmark International, Inc. Cl A*	1,032	46,048
Linear Technology Corp.	2,949	90,623
LSI Corp.*	8,450	38,532
MasterCard, Inc.	1,273	285,152
McAfee, Inc.*	1,998	94,425
MEMC Electronic Materials, Inc.*	2,988	35,617
Microchip Technology, Inc.	2,443	76,832
Micron Technology, Inc.*	11,247	81,091
Microsoft Corp.	100,026	2,449,636
Molex, Inc.	1,809	37,862
Monster Worldwide, Inc.*	1,707	22,123
Motorola, Inc.*	30,692	261,803
National Semiconductor Corp.	3,147	40,187
NetApp, Inc.*	4,692	233,615
Novell, Inc.*	4,622	27,593
Novellus Systems, Inc.*	1,208	32,109
Nvidia Corp.*	7,540	88,067
Oracle Corp.	50,836	1,364,947
Paychex, Inc.	4,226	116,173
QLogic Corp.*	1,436	25,331
QUALCOMM, Inc.	21,090	951,581
Red Hat, Inc.*	2,483	101,803
SAIC, Inc.*	3,860	61,683
Salesforce.com, inc.*	1,536	171,725

SanDisk Corp.*	3,062	112,222
Symantec Corp.*	10,369	157,298
Tellabs, Inc.	5,017	37,377
Teradata Corp.*	2,199	84,793
Teradyne, Inc.*	2,385	26,569
Texas Instruments, Inc.	15,705	426,234
Total System Services, Inc.	2,179	33,208
VeriSign, Inc.*	2,288	72,621
Visa, Inc. Cl A	6,529	484,844
Western Digital Corp.*	3,013	85,539
Western Union Co.	8,676	153,305
Xerox Corp.	18,167	188,028
Xilinx, Inc.	3,400	90,474
Yahoo!, Inc.*	17,710	250,951
		25,578,298
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	2,792	231,233
Airgas, Inc.	979	66,523
AK Steel Hldg. Corp.	1,446	19,969
Alcoa, Inc.	13,414	162,444
Allegheny Technologies, Inc.	1,296	60,199
Ball Corp.	1,204	70,855
Bemis Co., Inc.	1,434	45,530
CF Industries Hldgs., Inc.	935	89,293
Cliffs Natural Resources, Inc.	1,780	113,778
Dow Chemical Co.	15,241	418,518
Du Pont (E.I.) de Nemours & Co.	11,910	531,424
Eastman Chemical Co.	950	70,300
Ecolab, Inc.	3,066	155,569
FMC Corp.	953	65,195
Freeport-McMoRan Copper & Gold, Inc.	6,180	527,710
Int’l. Flavors & Fragrances, Inc.	1,050	50,946
International Paper Co.	5,741	124,867
MeadWestvaco Corp.	2,244	54,709
Monsanto Co.	7,099	340,255
Newmont Mining Corp.	6,469	406,318
Nucor Corp.	4,145	158,339
Owens-Illinois, Inc.*	2,149	60,301
Pactiv Corp.*	1,789	59,001
PPG Industries, Inc.	2,170	157,976
Praxair, Inc.	4,021	362,935
Sealed Air Corp.	2,098	47,163
Sherwin-Williams Co.	1,187	89,191
Sigma-Aldrich Corp.	1,595	96,306
Titanium Metals Corp.*	1,184	23,633
United States Steel Corp.	1,886	82,682
Vulcan Materials Co.	1,686	62,247
Weyerhaeuser Co.	7,036	110,887
		4,916,296
TELECOMMUNICATION SERVICES (1.7%)
American Tower Corp. Cl A*	5,270	270,140
AT&T, Inc.	77,615	2,219,789
CenturyLink, Inc.	3,960	156,262
Frontier Communications Corp.	13,047	106,594
MetroPCS Communications, Inc.*	3,440	35,982
Qwest Communications Int’l., Inc.	22,846	143,244
Sprint Nextel Corp.*	39,202	181,505
Verizon Communications, Inc.	37,130	1,210,067
Windstream Corp.	6,352	78,066
		4,401,649

UTILITIES (1.9%)
AES Corp.*	8,761	99,437
Allegheny Energy, Inc.	2,229	54,655
Ameren Corp.	3,144	89,290
American Electric Power Co., Inc.	6,300	228,249
CenterPoint Energy, Inc.	5,543	87,136
CMS Energy Corp.	3,024	54,492
Consolidated Edison, Inc.	3,714	179,089
Constellation Energy Group, Inc.	2,655	85,597
Dominion Resources, Inc.	7,741	337,972
DTE Energy Co.	2,218	101,873
Duke Energy Corp.	17,331	306,932
Edison International	4,281	147,224
Entergy Corp.	2,455	187,881
EQT Corp.	1,960	70,678
Exelon Corp.	8,683	369,722
FirstEnergy Corp.	4,006	154,391
Integrys Energy Group, Inc.	1,015	52,841
NextEra Energy, Inc.	5,463	297,133
Nicor, Inc.	598	27,400
NiSource, Inc.	3,654	63,580
Northeast Utilities	2,315	68,455
NRG Energy, Inc.*	3,328	69,289
Oneok, Inc.	1,399	63,011
Pepco Hldgs., Inc.	2,943	54,740
PG&E Corp.	5,134	233,186
Pinnacle West Capital Corp.	1,428	58,934
PPL Corp.	6,341	172,665
Progress Energy Enterprise	3,844	170,750
Public Svc. Enterprise Group, Inc.	6,648	219,916
SCANA Corp.	1,481	59,714
Sempra Energy	3,257	175,227
Southern Co.	10,915	406,475
TECO Energy, Inc.	2,819	48,825
Wisconsin Energy Corp.	1,536	88,781
Xcel Energy, Inc.	6,038	138,693
		5,024,233
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $141,643,493) 53.3%		135,786,590

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	AAA	0.13	12/02/10	200,000	199,950
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,957) 0.1%					199,950

TOTAL INDEXED ASSETS (Cost: $141,843,450) 53..4%					135,986,540

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
Amazon.com, Inc.*	3,882	609,707
Apollo Group, Inc.*	3,106	159,493

California Pizza Kitchen, Inc.*	21,800	371,908
Carter’s, Inc.*	12,076	317,961
CPI Corp.	16,481	426,528
Darden Restaurants, Inc.	5,750	245,985
Deckers Outdoor Corp.*	6,027	301,109
Dillard’s, Inc. Cl A	17,843	421,809
Disney (Walt) Co.	15,450	511,550
Ford Motor Co.*	28,877	353,454
Fossil, Inc.*	4,150	223,229
G-III Apparel Group Ltd.*	6,892	216,271
Gymboree Corp.*	6,408	266,188
Johnson Controls, Inc.	13,457	410,439
Lincoln Educational Svcs. Corp.*	13,787	198,671
McDonald’s Corp.	8,838	658,519
NIKE, Inc. Cl B	6,230	499,272
OfficeMax, Inc.*	31,746	415,555
P.F. Chang’s China Bistro, Inc.	5,469	252,668
Pep Boys - Manny, Moe & Jack	21,160	223,873
Pinnacle Entertainment, Inc.*	35,217	392,670
Rent-A-Center, Inc.	16,303	364,861
Shutterfly, Inc.*	20,309	527,831
Smith & Wesson Hldg. Corp.*	33,281	118,480
Sonic Corp.*	19,295	155,904
Sotheby’s	3,486	128,355
Staples, Inc.	13,765	287,964
Steve Madden Ltd.*	6,674	274,034
Target Corp.	4,283	228,884
Tenneco, Inc.*	1,920	55,622
Time Warner Cable, Inc.	5,774	311,738
Time Warner, Inc.	9,715	297,765
Tupperware Brands Corp.	10,675	488,488
Urban Outfitters, Inc.*	6,962	218,885
Viacom, Inc. Cl B	11,030	399,176
Wolverine World Wide, Inc.	10,246	297,236
		11,632,082
CONSUMER STAPLES (2.9%)
Bassett Furniture Industries, Inc.*	17,430	85,930
ConAgra Foods, Inc.	16,126	353,804
Constellation Brands, Inc. Cl A*	24,088	426,117
Diamond Foods, Inc.	4,737	194,170
Estee Lauder Cos., Inc. Cl A	6,105	386,019
General Mills, Inc.	10,755	392,988
Hain Celestial Group, Inc.*	9,950	238,601
Kraft Foods, Inc. Cl A	17,002	524,682
Molson Coors Brewing Co. Cl B	9,187	433,810
Pantry, Inc.*	27,615	665,798
PepsiCo, Inc.	14,184	942,385
Proctor & Gamble Co.	18,107	1,085,877
TreeHouse Foods, Inc.*	4,162	191,868
Tyson Foods, Inc. Cl A	13,059	209,205
Vector Group Ltd.	8,773	164,050
Wal-Mart Stores, Inc.	18,982	1,015,917
		7,311,221
ENERGY (3.7%)
Apache Corp.	5,098	498,380
Brigham Exploration Co.*	51,622	967,913
ConocoPhillips	14,383	826,016
Energy XXI (Bermuda) Ltd.*	21,803	503,867
Exxon Mobil Corp.	27,523	1,700,646

Halliburton Co.	16,960	560,867
Hess Corp.	4,929	291,402
Hornbeck Offshore Svcs., Inc.*	14,997	292,292
MarkWest Energy Partners LP	15,127	543,362
McMoRan Exploration Co.*	86,391	1,486,789
National Oilwell Varco, Inc.	7,629	339,262
Noble Energy, Inc.	6,527	490,112
Occidental Petroleum Corp.	8,028	628,592
Range Resources Corp.	4,279	163,158
Southwestern Energy Co.*	3,255	108,847
		9,401,505
FINANCIALS (8.1%)
Allstate Corp.	17,375	548,181
AmTrust Financial Svcs., Inc.	6,242	90,634
Ashford Hospitality Trust, Inc.*	65,198	590,042
Aspen Insurance Hldgs. Ltd.	11,833	358,303
Associated Estates Realty Corp.	12,280	171,674
BancFirst Corp.	4,584	185,469
Bank Mutual Corp.	21,710	112,675
Bank of America Corp.	56,815	744,845
Bank of Marin Bancorp	3,000	96,720
Banner Corp.	28,570	61,711
BB&T Corp.	15,696	377,960
Berkshire Hathaway, Inc. Cl B*	9,479	783,724
Brookline Bancorp, Inc.	31,755	316,915
Bryn Mawr Bank Corp.	9,050	155,841
Capital One Financial Corp.	11,264	445,491
Cash America Int’l., Inc.	5,950	208,250
Chesapeake Lodging Trust	9,700	158,692
Citigroup, Inc.*	90,729	353,843
Colonial Properties Trust	16,840	272,640
DiamondRock Hospitality Co.*	5,126	48,646
Dime Community Bancshares	15,045	208,373
EastGroup Properties, Inc.	6,180	231,008
Ellington Financial LLC†***	21,000	414,750
FBR Capital Markets Corp.*	18,503	58,099
FelCor Lodging Trust, Inc.*	41,400	190,440
Financial Select Sector SPDR Fund	47,906	687,451
First Financial Bancorp.	10,925	182,229
First Interstate BancSytem, Inc.	13,866	186,636
First Niagara Financial Group, Inc.	17,620	205,273
Forest City Enterprises, Inc. Cl A*	23,340	299,452
Glacier Bancorp, Inc.	16,879	246,433
Goldman Sachs Group, Inc.	3,608	521,645
Hersha Hospitality Trust	23,780	123,180
Highwoods Properties, Inc.	10,466	339,831
IBERIABANK Corp.	3,835	191,673
Investors Bancorp, Inc.*	15,780	186,835
iShares Russell 2000 Growth Index Fund	4,489	335,508
JPMorgan Chase & Co.	27,126	1,032,687
KKR Financial Hldgs. LLC	17,020	149,436
Marlin Business Svcs. Corp.*	18,753	225,036
MB Financial, Inc.	11,160	181,015
Meadowbrook Insurance Group, Inc.	36,043	323,306
Medical Properties Trust, Inc.	7,877	79,873
MFA Financial, Inc.	13,189	100,632
Mid-America Apt. Communities, Inc.	3,599	209,750
National Retail Pptys., Inc.	9,339	234,502
NBH Hldgs. Co.†***	16,887	329,297
NewAlliance Bancshares, Inc.	26,144	329,937

Northwest Bancshares, Inc.	18,853	210,965
Pennsylvania REIT	23,297	276,302
People’s United Financial, Inc.	23,427	306,659
PHH Corp.*	12,742	268,347
PMA Capital Corp. Cl A*	26,214	197,654
ProAssurance Corp.*	5,952	342,776
Prosperity Bancshares, Inc.	5,910	191,898
PS Business Parks, Inc.	3,220	182,155
S.Y. Bancorp, Inc.	17,481	433,878
SeaBright Hldgs., Inc.	29,213	235,457
Senior Housing Pptys. Trust	22,807	535,965
Signature Bank*	12,397	481,499
Simon Property Group, Inc.	5,515	511,461
Stifel Financial Corp.*	4,446	205,805
SVB Financial Group*	7,280	308,090
Symetra Financial Corp.	11,780	123,219
U.S. Bancorp	16,101	348,104
UMB Financial Corp.	5,290	187,848
Urstadt Biddle Properties Cl A	8,110	146,629
Wells Fargo & Co.	32,554	818,082
Westamerica Bancorporation	6,267	341,489
Westfield Financial, Inc.	10,689	83,374
		20,624,199
HEALTH CARE (5.1%)
Abbott Laboratories	17,297	903,595
Abiomed, Inc.*	31,164	330,650
Acorda Therapeutics, Inc.*	6,625	218,758
Allied Healthcare Int’l., Inc.*	46,044	115,110
Almost Family, Inc.*	5,247	155,469
Alnylam Pharmaceuticals, Inc.*	3,720	45,682
Alphatec Hldgs., Inc.*	89,878	191,440
American Medical Systems Hldgs., Inc.*	19,429	380,420
Auxilium Pharmaceuticals, Inc.*	4,205	104,200
Bruker Corp.*	11,850	166,256
Celgene Corp.*	7,151	411,969
Conceptus, Inc.*	16,276	223,795
Cyberonics, Inc.*	10,174	271,442
Emergent Biosolutions, Inc.*	9,326	160,967
Enzon Pharmaceuticals, Inc.*	72,006	810,068
Exelixis, Inc.*	32,021	125,522
Geron Corp.*	12,100	66,913
Gilead Sciences, Inc.*	13,237	471,370
HMS Hldgs. Corp.*	5,124	302,009
Human Genome Sciences, Inc.*	7,031	209,453
Inspire Pharmaceuticals, Inc.*	19,068	113,455
IPC The Hospitalist Co.*	8,100	221,292
Johnson & Johnson	18,208	1,128,168
Laboratory Corp. of America Hldgs.*	4,094	321,092
MAP Pharmaceuticals, Inc.*	3,435	52,556
McKesson Corp.	7,347	453,898
MedAssets, Inc.*	11,818	248,651
Medco Health Solutions, Inc.*	5,571	290,026
Medtronic, Inc.	7,615	255,712
Merck & Co., Inc.	23,708	872,691
Mylan, Inc.*	23,101	434,530
Neogen Corp.*	10,457	353,969
Omnicell, Inc.*	16,276	212,890
Onyx Pharmaceuticals, Inc.*	5,904	155,748
Optimer Pharmaceuticals, Inc.*	6,218	57,019
OSI Pharmaceuticals, Inc. - rights*	1,570	0

Parexel International Corp.*	3,800	87,894
Quidel Corp.*	7,500	82,425
Regeneron Pharmaceuticals, Inc.*	3,835	105,079
RehabCare Group, Inc.*	7,640	154,481
Salix Pharmaceuticals Ltd.*	8,822	350,410
Seattle Genetics, Inc.*	14,215	220,759
St. Jude Medical, Inc.*	4,762	187,337
Steris Corp.	13,600	451,792
SXC Health Solutions Corp.*	5,228	190,665
UnitedHealth Group, Inc.	5,182	181,940
		12,849,567
INDUSTRIALS (5.7%)
Acco Brands Corp.*	26,602	152,962
Actuant Corp. Cl A	13,957	320,453
Administaff, Inc.	3,590	96,679
Alaska Air Group, Inc.*	4,812	245,556
Ameron International Corp.	6,678	453,837
Astec Industries, Inc.*	6,745	192,435
ATC Technology Corp.*	10,050	248,637
AZZ, Inc.	12,080	517,507
Belden, Inc.	4,940	130,317
Boeing Co.	11,387	757,691
Cenveo, Inc.*	10,810	54,374
Clarcor, Inc.	4,575	176,732
Cummins, Inc.	5,781	523,643
EMCOR Group, Inc.*	6,310	155,163
Encore Wire Corp.	14,281	292,903
Expeditors Int’l. of Wash.	10,621	491,009
FedEx Corp.	5,793	495,302
Flowserve Corp.	2,941	321,804
Force Protection, Inc.*	40,190	202,558
General Electric Co.	66,974	1,088,328
Genesee & Wyoming, Inc. Cl A*	16,037	695,845
Graham Corp.	9,711	150,715
Great Lakes Dredge & Dock Co.	33,036	191,939
Healthcare Svcs. Group, Inc.	8,425	192,006
Hub Group, Inc. Cl A*	6,732	196,978
Illinois Tool Works, Inc.	8,647	406,582
JetBlue Airways Corp*	26,040	174,208
Kaydon Corp.	15,263	528,100
Lufkin Industries, Inc.	4,487	196,979
Miller Industries, Inc.	22,160	299,825
Mueller Industries, Inc.	14,096	373,403
Old Dominion Freight Line, Inc.*	25,246	641,753
Orion Marine Group, Inc.*	22,105	274,323
Powell Industries, Inc.*	4,556	141,783
RBC Bearings, Inc.*	7,503	254,952
Robbins & Myers, Inc.	10,874	291,206
SFN Group, Inc.*	36,877	221,631
Southwest Airlines Co.	24,059	314,451
Sun Hydraulics Corp.	9,673	272,682
Teledyne Technologies, Inc.*	6,916	275,395
Tutor Perini Corp.*	27,724	556,975
Union Pacific Corp.	4,050	331,290
United Technologies Corp.	8,098	576,821
Universal Forest Products,	3,690	107,933
		14,585,665
INFORMATION TECHNOLOGY (8.3%)
ADPT Corp.*	31,810	93,840

Adtran, Inc.	7,693	271,563
Anixter International, Inc.*	4,212	227,406
Apple, Inc.*	6,183	1,754,426
Ariba, Inc.*	11,519	217,709
Automatic Data Processing, Inc.	6,911	290,469
Ceragon Networks Ltd.*	18,044	178,455
Cirrus Logic, Inc.*	9,556	170,479
Cisco Systems, Inc.*	35,699	781,808
Cognizant Technology Solutions*	5,016	323,382
Coherent, Inc.*	4,798	191,968
CommVault Systems, Inc.*	15,706	408,827
comScore, Inc.*	11,057	260,061
DemandTec, Inc.*	11,325	106,568
EMC Corp.*	12,745	258,851
Forrester Research, Inc.*	9,850	325,838
Global Cash Access Hldgs., Inc.*	69,937	285,343
Google, Inc.*	1,582	831,800
Harmonic, Inc.*	7,114	48,944
Hewlett-Packard Co.	16,799	706,734
iGATE Corp.	9,700	175,958
Informatica Corp.*	18,547	712,390
Int’l. Business Machines Corp.	7,753	1,039,987
Intevac, Inc.*	14,498	145,125
JDA Software Group, Inc.*	7,000	177,520
KLA-Tencor Corp.	7,920	279,022
Lattice Semiconductor Corp.*	30,947	146,998
Lawson Software, Inc.*	26,164	221,609
LogMeIn, Inc.*	11,809	424,888
Mercury Computer Systems, Inc.*	19,836	238,627
Microsemi Corp.*	22,968	393,901
Microsoft Corp.	35,159	861,044
MKS Instruments, Inc.*	17,999	323,622
Monolithic Power Systems, Inc.*	8,673	141,630
Monotype Imaging Hldgs., Inc.*	15,771	144,305
Netlogic Microsystems, Inc.*	7,199	198,548
Oracle Corp.	22,898	614,811
Parametric Technology Corp.*	32,308	631,298
Plexus Corp.*	19,090	560,292
Polycom, Inc.*	5,208	142,074
QUALCOMM, Inc.	12,512	564,541
Rackspace Hosting, Inc.*	8,800	228,624
RightNow Technologies, Inc.*	11,942	235,257
Riverbed Technology, Inc.*	8,372	381,596
Rogers Corp.*	7,490	235,785
Salesforce.com, inc.*	4,862	543,572
Sapient Corp.	13,840	165,665
SAVVIS, Inc.*	8,825	186,031
Semtech Corp.*	8,731	176,279
Sourcefire, Inc.*	10,384	299,475
SuccessFactors, Inc.*	8,111	203,667
Super Micro Computer, Inc.*	31,074	322,859
Synaptics, Inc.*	2,835	79,777
Texas Instruments, Inc.	14,375	390,138
Tibco Software, Inc.*	46,622	827,074
TTM Technologies, Inc.*	16,920	165,647
Websense, Inc.*	17,886	317,298
Xyratex Ltd.*	12,175	180,677
Yahoo!, Inc.*	12,024	170,380
		20,982,462

MATERIALS (2.7%)
Allied Nevada Gold Corp.*	10,123	268,260
Ball Corp.	6,198	364,752
Buckeye Technologies, Inc.	12,700	186,817
Commercial Metals Co.	16,058	232,680
Crown Hldgs., Inc.*	24,176	692,884
Cytec Industries, Inc.	6,905	389,304
Dow Chemical Co.	12,327	338,499
Eastman Chemical Co.	6,638	491,212
Ferro Corp.*	8,625	111,176
FMC Corp.	6,627	453,353
Freeport-McMoRan Copper & Gold, Inc.	4,333	369,995
Innophos Hldgs., Inc.	10,171	336,660
Kaiser Aluminum Corp.	9,690	414,635
Sensient Technologies Corp.	4,987	152,054
Silgan Hldgs., Inc.	25,128	796,558
Taseko Mines Ltd.*	77,799	404,555
Universal Stainless & Alloy Products, Inc.*	4,099	100,671
US Gold Corp.*	105,791	525,781
Zep, Inc.	11,617	202,600
		6,832,446
TELECOMMUNICATION SERVICES (1.0%)
Alaska Comm. Systems Group, Inc.	9,420	95,613
AT&T, Inc.	29,770	851,422
Consolidated Comms. Hldgs., Inc.	30,854	576,044
Qwest Communications Int’l., Inc.	50,803	318,535
Sprint Nextel Corp.*	65,760	304,469
Syniverse Hldgs., Inc.*	20,297	460,133
		2,606,216
UTILITIES (1.3%)
Avista Corp.	16,118	336,544
Black Hills Corp.	4,501	140,431
Dominion Resources, Inc.	10,535	459,958
Edison International	6,093	209,538
Entergy Corp.	1,646	125,968
Idacorp, Inc.	7,158	257,115
Northwest Natural Gas Co.	8,689	412,293
PNM Resources, Inc.	17,863	203,460
PPL Corp.	6,756	183,966
Public Svc. Enterprise Group, Inc.	11,869	392,627
Sempra Energy	5,540	298,052
Unisource Energy Corp.	10,253	342,758
		3,362,710
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $98,472,231) 43.4%		110,188,073

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	556	112,056
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.0% (3)		112,056

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
Abbott Laboratories†	A-1+	0.10	10/01/10	1,100,000	1,100,000
Washington Gas Light Co.	A-1+	0.17	10/01/10	2,229,000	2,229,000
					3,329,000
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,329,000) 1.3%					3,329,000

TOTAL ACTIVE ASSETS (Cost: $101,856,831) 44.7%					113,629,129

TEMPORARY CASH INVESTMENTS (2) (Cost: $216,700) 0.1%					216,700

TOTAL INVESTMENTS (Cost: $243,916,981) 98.2%					249,832,369

OTHER NET ASSETS 1.8%					4,438,704

NET ASSETS 100.0%					$254,271,073

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
CPI Corp.	127,431	3,297,914
Dillard’s, Inc. Cl A	135,823	3,210,856
Pep Boys - Manny, Moe & Jack	161,538	1,709,072
Rent-A-Center, Inc.	127,026	2,842,842
Shutterfly, Inc.*	49,670	1,290,923
Tupperware Brands Corp.	39,913	1,826,419
Wolverine World Wide, Inc.	78,085	2,265,246
		16,443,272
CONSUMER STAPLES (1.4%)
Bassett Furniture Industries, Inc.*	134,334	662,267
Pantry, Inc.*	75,120	1,811,143
Vector Group Ltd.	54,445	1,018,114
		3,491,524
ENERGY (6.7%)
Brigham Exploration Co.*	171,780	3,220,875
Energy XXI (Bermuda) Ltd.*	67,704	1,564,639
Hornbeck Offshore Svcs., Inc.*	116,394	2,268,519
MarkWest Energy Partners LP	84,471	3,034,198
McMoRan Exploration Co.*	360,410	6,202,651
		16,290,882
FINANCIALS (37.3%)
AmTrust Financial Svcs., Inc.	48,550	704,946
Ashford Hospitality Trust, Inc.*	415,444	3,759,768
Aspen Insurance Hldgs. Ltd.	92,870	2,812,104
Associated Estates Realty Corp.	95,340	1,332,853
BancFirst Corp.	35,468	1,435,035
Bank Mutual Corp.	168,494	874,484
Bank of Marin Bancorp	23,200	747,968
Banner Corp.	221,300	478,008
Brookline Bancorp, Inc.	247,394	2,468,992
Bryn Mawr Bank Corp.	69,960	1,204,711
Cash America Int’l., Inc.	46,150	1,615,250
Chesapeake Lodging Trust	75,090	1,228,472
Colonial Properties Trust	129,970	2,104,214
DiamondRock Hospitality Co.*	39,110	371,154
Dime Community Bancshares	116,260	1,610,201
EastGroup Properties, Inc.	47,830	1,787,885
Ellington Financial LLC†***	123,900	2,447,025
FBR Capital Markets Corp.*	141,480	444,247
FelCor Lodging Trust, Inc.*	321,490	1,478,854
First Interstate BancSytem, Inc.	107,422	1,445,900
First Niagara Financial Group, Inc.	137,256	1,599,032
Forest City Enterprises, Inc. Cl A*	179,920	2,308,374
Glacier Bancorp, Inc.	133,149	1,943,975
Hersha Hospitality Trust	184,210	954,208
Highwoods Properties, Inc.	80,296	2,607,211
IBERIABANK Corp.	29,610	1,479,908
Investors Bancorp, Inc.*	121,990	1,444,362
iShares Russell 2000 Index Fund	18,120	1,222,556
iShares Russell 2000 Value Index Fund	37,320	2,310,108
KKR Financial Hldgs. LLC	130,210	1,143,244
Marlin Business Svcs. Corp.*	124,218	1,490,616
MB Financial, Inc.	86,440	1,402,057
Meadowbrook Insurance Group, Inc.	276,483	2,480,053
Medical Properties Trust, Inc.	61,392	622,515
MFA Financial, Inc.	100,557	767,250
Mid-America Apt. Communities, Inc.	27,613	1,609,286
National Retail Pptys., Inc.	71,380	1,792,352
NBH Hldgs. Co.†***	98,458	1,919,931

NewAlliance Bancshares, Inc.	203,711	2,570,833
Northwest Bancshares, Inc.	145,668	1,630,025
Pennsylvania REIT	178,034	2,111,483
PHH Corp.*	97,380	2,050,823
PMA Capital Corp. Cl A*	205,703	1,551,001
ProAssurance Corp.*	45,656	2,629,329
Prosperity Bancshares, Inc.	45,680	1,483,230
S.Y. Bancorp, Inc.	82,456	2,046,558
SeaBright Hldgs., Inc.	225,886	1,820,641
Senior Housing Pptys. Trust	100,291	2,356,839
Signature Bank*	47,367	1,839,734
SVB Financial Group*	56,270	2,381,346
Symetra Financial Corp.	91,243	954,402
UMB Financial Corp.	40,910	1,452,714
Urstadt Biddle Properties Cl A	62,950	1,138,136
Westamerica Bancorporation	48,835	2,661,019
Westfield Financial, Inc.	82,615	644,397
		90,771,619
HEALTH CARE (4.2%)
Abiomed, Inc.*	33,482	355,244
Allied Healthcare Int’l., Inc.*	357,392	893,480
Alphatec Hldgs., Inc.*	353,978	753,973
American Medical Systems Hldgs., Inc.*	64,546	1,263,811
Conceptus, Inc.*	125,642	1,727,578
Enzon Pharmaceuticals, Inc.*	360,565	4,056,356
RehabCare Group, Inc.*	59,200	1,197,024
		10,247,466
INDUSTRIALS (16.1%)
Actuant Corp. Cl A	108,270	2,485,879
Administaff, Inc.	27,210	732,765
Alaska Air Group, Inc.*	37,130	1,894,744
Ameron International Corp.	51,045	3,469,018
ATC Technology Corp.*	77,610	1,920,071
AZZ, Inc.	54,768	2,346,261
Cenveo, Inc.*	83,570	420,357
EMCOR Group, Inc.*	48,290	1,187,451
Encore Wire Corp.	109,050	2,236,616
Force Protection, Inc.*	311,247	1,568,685
Genesee & Wyoming, Inc. Cl A*	73,434	3,186,301
Great Lakes Dredge & Dock Co.	65,306	379,428
Kaydon Corp.	74,907	2,591,782
Miller Industries, Inc.	168,620	2,281,429
Mueller Industries, Inc.	108,732	2,880,311
Old Dominion Freight Line, Inc.*	120,697	3,068,118
Orion Marine Group, Inc.*	167,855	2,083,081
SFN Group, Inc.*	164,580	989,126
Tutor Perini Corp.*	125,207	2,515,409
Universal Forest Products, Inc.	28,620	837,135
		39,073,967
INFORMATION TECHNOLOGY (9.0%)
ADPT Corp.*	245,980	725,641
Anixter International, Inc.*	32,803	1,771,034
Cirrus Logic, Inc.*	73,070	1,303,569
Coherent, Inc.*	36,671	1,467,207
CommVault Systems, Inc.*	29,600	770,488
DemandTec, Inc.*	86,192	811,067
Global Cash Access Hldgs., Inc.*	240,733	982,191
Informatica Corp.*	35,230	1,353,184
Microsemi Corp.*	76,350	1,309,403
MKS Instruments, Inc.*	63,324	1,138,566
Parametric Technology Corp.*	87,014	1,700,254
Plexus Corp.*	37,310	1,095,049
Semtech Corp.*	67,770	1,368,276

Super Micro Computer, Inc.*	38,820	403,340
Tibco Software, Inc.*	203,133	3,603,579
TTM Technologies, Inc.*	131,400	1,286,406
Websense, Inc.*	49,647	880,738
		21,969,992
MATERIALS (9.6%)
Buckeye Technologies, Inc.	97,160	1,429,224
Commercial Metals Co.	123,930	1,795,746
Crown Hldgs., Inc.*	186,639	5,349,072
Cytec Industries, Inc.	53,253	3,002,404
Kaiser Aluminum Corp.	73,630	3,150,628
Silgan Hldgs., Inc.	145,480	4,611,716
Taseko Mines Ltd.*	602,522	3,133,114
US Gold Corp.*	177,546	882,404
		23,354,308
TELECOMMUNICATION SERVICES (1.9%)
Alaska Comm. Systems Group, Inc.	72,820	739,123
Consolidated Comms. Hldgs., Inc.	117,498	2,193,688
Syniverse Hldgs., Inc.*	69,934	1,585,404
		4,518,215
UTILITIES (4.8%)
Avista Corp.	123,693	2,582,710
Black Hills Corp.	34,503	1,076,494
Idacorp, Inc.	54,510	1,957,999
Northwest Natural Gas Co.	40,493	1,921,393
PNM Resources, Inc.	136,094	1,550,111
Unisource Energy Corp.	79,227	2,648,559
		11,737,266
TOTAL COMMON STOCKS (Cost: $209,334,562) 97.8%		237,898,511

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.3%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	857,553
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.3%		857,553

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
Abbott Laboratories†	A-1+	0.10	10/01/10	2,700,000	2,700,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,700,000) 1.1%					2,700,000

TOTAL INVESTMENTS (Cost: $212,460,062) 99.2%					241,456,064

OTHER NET ASSETS 0.8%					1,977,030

NET ASSETS 100.0%					$243,433,094

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.0%)
California Pizza Kitchen, Inc.*	166,872	2,846,836
Carter’s, Inc.*	91,846	2,418,305
Deckers Outdoor Corp.*	45,897	2,293,014
Fossil, Inc.*	31,613	1,700,463
G-III Apparel Group Ltd.*	52,358	1,642,994
Gymboree Corp.*	48,800	2,027,152
Lincoln Educational Svcs. Corp.*	103,770	1,495,326
OfficeMax, Inc.*	241,513	3,161,405
P.F. Chang’s China Bistro, Inc.	41,830	1,932,546
Pinnacle Entertainment, Inc.*	267,932	2,987,442
Shutterfly, Inc.*	105,098	2,731,497
Smith & Wesson Hldg. Corp.*	253,465	902,335
Sonic Corp.*	147,656	1,193,060
Sotheby’s	26,504	975,877
Steve Madden Ltd.*	50,782	2,085,109
Tenneco, Inc.*	14,610	423,252
Tupperware Brands Corp.	41,997	1,921,783
		32,738,396
CONSUMER STAPLES (4.0%)
Diamond Foods, Inc.	35,917	1,472,238
Hain Celestial Group, Inc.*	75,797	1,817,612
Pantry, Inc.*	133,798	3,225,870
TreeHouse Foods, Inc.*	31,648	1,458,973
Vector Group Ltd.	67,089	1,254,559
		9,229,252
ENERGY (5.4%)
Brigham Exploration Co.*	224,533	4,209,992
Energy XXI (Bermuda) Ltd.*	98,436	2,274,856
MarkWest Energy Partners LP	33,268	1,194,987
McMoRan Exploration Co.*	288,063	4,957,559
		12,637,394
FINANCIALS (5.1%)
First Financial Bancorp.	83,681	1,395,799
iShares Russell 2000 Growth Index Fund	34,126	2,550,577
PS Business Parks, Inc.	24,650	1,394,451
S.Y. Bancorp, Inc.	51,638	1,281,655
Senior Housing Pptys. Trust	74,578	1,752,583
Signature Bank*	47,137	1,830,801
Stifel Financial Corp.*	33,997	1,573,721
		11,779,587
HEALTH CARE (18.3%)
Abiomed, Inc.*	204,556	2,170,339
Acorda Therapeutics, Inc.*	50,204	1,657,736
Almost Family, Inc.*	39,832	1,180,222
Alnylam Pharmaceuticals, Inc.*	28,510	350,103
Alphatec Hldgs., Inc.*	338,914	721,887
American Medical Systems Hldgs., Inc.*	83,774	1,640,295
Auxilium Pharmaceuticals, Inc.*	32,219	798,387
Bruker Corp.*	90,125	1,264,454
Cyberonics, Inc.*	77,511	2,067,993
Emergent Biosolutions, Inc.*	71,397	1,232,312
Enzon Pharmaceuticals, Inc.*	188,519	2,120,839

Exelixis, Inc.*	245,099	960,788
Geron Corp.*	91,696	507,079
HMS Hldgs. Corp.*	39,108	2,305,026
Human Genome Sciences, Inc.*	53,486	1,593,348
Inspire Pharmaceuticals, Inc.*	145,909	868,159
IPC The Hospitalist Co.*	61,650	1,684,278
MAP Pharmaceuticals, Inc.*	26,007	397,907
MedAssets, Inc.*	90,505	1,904,225
Neogen Corp.*	79,626	2,695,340
Omnicell, Inc.*	124,598	1,629,742
Onyx Pharmaceuticals, Inc.*	45,190	1,192,112
Optimer Pharmaceuticals, Inc.*	47,604	436,529
Parexel International Corp.*	28,875	667,879
Quidel Corp.*	57,125	627,804
Regeneron Pharmaceuticals, Inc.*	29,188	799,751
Salix Pharmaceuticals Ltd.*	67,041	2,662,869
Seattle Genetics, Inc.*	109,377	1,698,625
Steris Corp.	103,389	3,434,583
SXC Health Solutions Corp.*	39,616	1,444,796
		42,715,407
INDUSTRIALS (13.7%)
Acco Brands Corp.*	197,748	1,137,051
Astec Industries, Inc.*	51,660	1,473,860
AZZ, Inc.	38,130	1,633,489
Belden, Inc.	37,836	998,114
Clarcor, Inc.	34,525	1,333,701
Genesee & Wyoming, Inc. Cl A*	50,613	2,196,098
Graham Corp.	73,875	1,146,540
Great Lakes Dredge & Dock Co.	187,275	1,088,068
Healthcare Svcs. Group, Inc.	64,050	1,459,700
Hub Group, Inc. Cl A*	51,483	1,506,393
JetBlue Airways Corp*	198,229	1,326,152
Kaydon Corp.	41,300	1,428,980
Lufkin Industries, Inc.	34,209	1,501,775
Old Dominion Freight Line, Inc.*	76,189	1,936,724
Powell Industries, Inc.*	34,523	1,074,356
RBC Bearings, Inc.*	57,125	1,941,108
Robbins & Myers, Inc.	82,682	2,214,224
SFN Group, Inc.*	118,492	712,137
Sun Hydraulics Corp.	74,184	2,091,247
Teledyne Technologies, Inc.*	52,422	2,087,444
Tutor Perini Corp.*	86,338	1,734,530
		32,021,691
INFORMATION TECHNOLOGY (28.3%)
Adtran, Inc.	58,491	2,064,732
Ariba, Inc.*	87,183	1,647,759
Ceragon Networks Ltd.*	137,146	1,356,374
CommVault Systems, Inc.*	90,430	2,353,893
comScore, Inc.*	84,016	1,976,056
Forrester Research, Inc.*	74,830	2,475,376
Global Cash Access Hldgs., Inc.*	296,959	1,211,593
Harmonic, Inc.*	54,134	372,442
iGATE Corp.	73,473	1,332,800
Informatica Corp.*	106,011	4,071,883
Intevac, Inc.*	110,315	1,104,253
JDA Software Group, Inc.*	53,150	1,347,884
Lattice Semiconductor Corp.*	235,236	1,117,371
Lawson Software, Inc.*	199,219	1,687,385
LogMeIn, Inc.*	88,076	3,168,974

Mercury Computer Systems, Inc.*	151,219	1,819,165
Microsemi Corp.*	99,129	1,700,062
MKS Instruments, Inc.*	74,570	1,340,769
Monolithic Power Systems, Inc.*	66,417	1,084,590
Monotype Imaging Hldgs., Inc.*	119,538	1,093,773
Netlogic Microsystems, Inc.*	54,739	1,509,702
Parametric Technology Corp.*	161,282	3,151,450
Plexus Corp.*	108,818	3,193,808
Polycom, Inc.*	39,855	1,087,244
Rackspace Hosting, Inc.*	66,861	1,737,049
RightNow Technologies, Inc.*	90,924	1,791,203
Riverbed Technology, Inc.*	63,551	2,896,655
Rogers Corp.*	57,017	1,794,895
Sapient Corp.	105,924	1,267,910
SAVVIS, Inc.*	65,838	1,387,865
Sourcefire, Inc.*	79,012	2,278,706
SuccessFactors, Inc.*	62,023	1,557,398
Super Micro Computer, Inc.*	197,810	2,055,246
Synaptics, Inc.*	21,668	609,738
Tibco Software, Inc.*	147,061	2,608,862
Websense, Inc.*	86,278	1,530,572
Xyratex Ltd.*	92,613	1,374,377
		66,159,814
MATERIALS (5.8%)
Allied Nevada Gold Corp.*	77,562	2,055,393
Ferro Corp.*	65,575	845,262
Innophos Hldgs., Inc.	77,246	2,556,843
Sensient Technologies Corp.	38,099	1,161,639
Silgan Hldgs., Inc.	47,366	1,501,502
Universal Stainless & Alloy Products, Inc.*	31,183	765,854
US Gold Corp.*	636,404	3,162,928
Zep, Inc.	79,186	1,381,004
		13,430,425
TELECOMMUNICATION SERVICES (1.8%)
Consolidated Comms. Hldgs., Inc.	118,601	2,214,281
Syniverse Hldgs., Inc.*	85,451	1,937,174
		4,151,455
UTILITIES (0.5%)
Northwest Natural Gas Co.	25,662	1,217,662

TOTAL COMMON STOCKS (Cost: $181,918,007) 96.9%		226,081,083

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	AAA	0.15	11/26/10	745,000	744,826
COMMERCIAL PAPER (2.7%)
General Electric Capital Svcs.	A-1+	0.20	11/15/10	1,500,000	1,499,625
Washington Gas Light Co.	A-1+	0.17	10/01/10	4,871,000	4,871,000
					6,370,625
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,115,451) 3.0%					7,115,451

TOTAL INVESTMENTS (Cost: $189,033,458) 99.9%					233,196,534

OTHER NET ASSETS 0.1%					167,092

NET ASSETS 100.0%					$233,363,626

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION -  MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.7%)
Burger King Hldgs., Inc.	17,480	417,422
Cablevision Systems Corp. Cl A	16,180	423,754
CBS Corp. Cl B	18,880	299,437
Discovery Communications, Inc. Cl C*	5,662	216,232
DreamWorks Animation SKG Cl A*	6,790	216,669
GameStop Corp. Cl A*	5,220	102,886
Lamar Advertising Co. Cl A*	9,290	295,608
Mohawk Industries, Inc.*	4,857	258,878
Newell Rubbermaid, Inc.	25,511	454,351
Penney (J.C.) Co., Inc.	3,634	98,772
Rent-A-Center, Inc.	11,925	266,882
Skechers U.S.A., Inc. Cl A*	18,310	430,102
V.F. Corp.	9,831	796,508
Whirlpool Corp.	5,780	467,949
		4,745,450
CONSUMER STAPLES (6.7%)
ConAgra Foods, Inc.	31,080	681,895
Dr. Pepper Snapple Group, Inc.	17,420	618,758
J.M. Smucker Co.	6,705	405,854
Molson Coors Brewing Co. Cl B	9,140	431,591
Safeway, Inc.	17,280	365,645
Vector Group Ltd.	41,687	779,549
		3,283,292
ENERGY (9.5%)
Arch Coal, Inc.	17,840	476,506
Atwood Oceanics, Inc.*	15,420	469,539
Denbury Resources, Inc.*	21,020	334,008
Enterprise Products Partners LP	6,224	246,906
Noble Energy, Inc.	8,310	623,998
Plains Exploration & Production Co.*	23,550	628,079
Pride International, Inc.*	15,300	450,279
Range Resources Corp.	14,211	541,865
Spectra Energy Corp.	17,321	390,589
Unit Corp.*	12,660	472,091
		4,633,860
FINANCIALS (25.9%)
American Financial Group, Inc.	22,287	681,536
Ameriprise Financial, Inc.	15,376	727,746
Annaly Capital Mgmt., Inc.	17,048	300,045
Aon Corp.	12,975	507,452
Associated Banc-Corp.	34,671	457,310
Assurant, Inc.	7,564	307,855
BOK Financial Corp.	11,721	528,969
Boston Properties, Inc.	5,770	479,602
City National Corp.	4,460	236,692
Cullen/Frost Bankers, Inc.	5,840	314,601
Developers Diversified Realty Corp.	12,145	136,267
Discover Financial Svcs.	5,967	99,530
Equity Residential	16,783	798,367
Everest Re Group Ltd.	5,626	486,480
Fulton Financial Corp.	39,399	356,955
Genworth Financial, Inc. Cl A*	17,034	208,155
HCC Insurance Hldgs., Inc.	5,020	130,972
Host Hotels & Resorts, Inc.	34,058	493,160

Legg Mason, Inc.	15,210	461,015
Marsh & McLennan Cos., Inc.	12,252	295,518
National Retail Pptys., Inc.	16,280	408,791
People’s United Financial, Inc.	40,023	523,901
Principal Financial Grp., Inc.	6,644	172,212
Progressive Corp.	17,732	370,067
ProLogis	32,068	377,761
Public Storage	5,050	490,052
SPDR KBW Regional Banking ETF	19,970	457,513
StanCorp Financial Group, Inc.	12,752	484,576
Vornado Realty Trust	9,723	831,608
Wilmington Trust Corp.	52,810	474,234
		12,598,942
HEALTH CARE (5.7%)
AmerisourceBergen Corp.	17,434	534,526
CIGNA Corp.	11,344	405,888
Hospira, Inc.*	9,214	525,290
Laboratory Corp. of America Hldgs.*	4,550	356,857
Mednax, Inc.*	3,610	192,413
Mettler-Toledo Int’l., Inc.*	4,944	615,231
Mylan, Inc.*	8,800	165,528
		2,795,733
INDUSTRIALS (10.1%)
Alliant TechSystems, Inc.*	4,777	360,186
Con-way, Inc.	7,320	226,847
Flowserve Corp.	2,880	315,130
General Cable Corp.*	11,630	315,406
ITT Corp.	4,899	229,420
Joy Global, Inc.	8,110	570,295
Kirby Corp.*	13,650	546,819
L-3 Communications Hldgs., Inc.	3,310	239,214
Lincoln Electric Hldgs., Inc.	5,929	342,815
Oshkosh Corp.*	6,460	177,650
Precision Castparts Corp.	5,791	737,484
Shaw Group, Inc.*	11,230	376,879
Southwest Airlines Co.	15,621	204,166
Timken Co.	6,760	259,314
		4,901,625
INFORMATION TECHNOLOGY (4.6%)
Amdocs Ltd.*	13,402	384,101
Harris Corp.	6,740	298,515
Lender Processing Svcs., Inc.	5,310	176,451
McAfee, Inc.*	4,540	214,560
NCR Corp.*	23,536	320,796
Teradata Corp.*	12,406	478,375
Xerox Corp.	36,231	374,991
		2,247,789
MATERIALS (8.6%)
Agnico-Eagle Mines Ltd.	7,257	515,465
Crown Hldgs., Inc.*	51,378	1,472,493
Cytec Industries, Inc.	13,332	751,658
Eastman Chemical Co.	7,251	536,574
Sonoco Products Co.	21,391	715,315
Steel Dynamics, Inc.	13,681	193,039
		4,184,544

TELECOMMUNICATION SERVICES (2.0%)
CenturyLink, Inc.	13,901	548,533
Windstream Corp.	35,050	430,765
		979,298
UTILITIES (12.8%)
Ameren Corp.	21,690	615,996
Atmos Energy Corp.	17,960	525,330
Constellation Energy Group, Inc.	18,240	588,058
Edison International	18,275	628,477
Entergy Corp.	6,208	475,098
FirstEnergy Corp.	19,350	745,749
Great Plains Energy, Inc.	27,210	514,269
Integrys Energy Group, Inc.	10,590	551,315
ITC Hldgs. Corp.	9,560	595,110
NV Energy, Inc.	39,980	525,737
RRI Energy, Inc.*	128,490	456,140
		6,221,279
TOTAL COMMON STOCKS (Cost: $45,317,925) 95.6%		46,591,812

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill	AAA	0.15	11/26/10	200,000	199,953
COMMERCIAL PAPER (4.1%)
General Electric Co.	A-1+	0.15	10/18/10	1,000,000	999,929
Toyota Motor Credit Corp.	A-1+	0.16	10/15/10	1,000,000	999,938
					1,999,867
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,199,820) 4.5%					2,199,820

TOTAL INVESTMENTS (Cost: $47,517,745) 100.1%					48,791,632

OTHER NET ASSETS —0.1%					(39,947)

NET ASSETS 100.0%					$48,751,685

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION   —  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.0%)
99 Cents Only Stores*	19,894	375,599
Aaron’s, Inc.	31,977	589,976
Advance Auto Parts, Inc.	36,288	2,129,380
Aeropostale, Inc.*	39,997	929,930
American Eagle Outfitters, Inc.	82,257	1,230,565
American Greetings Corp. Cl A	17,579	326,794
AnnTaylor Stores Corp.*	24,908	504,138
Bally Technologies, Inc.*	23,231	811,923
Barnes & Noble, Inc.	16,516	267,724
Bob Evans Farms, Inc.	13,259	372,180
BorgWarner, Inc.*	49,630	2,611,531
Boyd Gaming Corp.*	24,382	176,770
Brinker International, Inc.	46,819	883,006
Burger King Hldgs., Inc.	39,859	951,833
Career Education Corp.*	25,724	552,294
Cheesecake Factory, Inc.*	26,431	699,629
Chico’s FAS, Inc.	76,830	808,252
Chipotle Mexican Grill, Inc. Cl A*	13,633	2,344,876
Coldwater Creek, Inc.*	26,055	137,310
Collective Brands, Inc.*	28,430	458,860
Corinthian Colleges, Inc.*	34,479	242,043
Dick’s Sporting Goods, Inc.*	37,583	1,053,827
Dollar Tree, Inc.*	54,882	2,676,046
DreamWorks Animation SKG Cl A*	30,886	985,572
Dress Barn, Inc.*	30,515	724,731
Foot Locker, Inc.	67,196	976,358
Fossil, Inc.*	23,135	1,244,432
Gentex Corp.	60,079	1,172,141
Guess?, Inc.	27,265	1,107,777
Hanesbrands, Inc.*	41,456	1,072,052
Harte-Hanks, Inc.	17,146	200,094
International Speedway Corp. Cl A	12,335	300,974
ITT Educational Svcs., Inc.*	11,014	773,954
J. Crew Group, Inc.*	28,465	956,993
KB Home	32,179	364,588
Lamar Advertising Co. Cl A*	25,375	807,433
Life Time Fitness, Inc.*	18,441	727,866
LKQ Corp.*	62,418	1,298,294
Matthews International Corp. Cl A	13,142	464,701
MDC Hldgs., Inc.	16,613	482,275
Mohawk Industries, Inc.*	24,116	1,285,383
Netflix, Inc.*	19,170	3,108,607
NVR, Inc.*	2,577	1,668,685
Panera Bread Co. Cl A*	13,454	1,192,159
PetSmart, Inc.	51,771	1,811,985
Phillips-Van Heusen Corp.	28,045	1,687,187
Regis Corp.	24,903	476,394
Rent-A-Center, Inc.	29,278	655,242
Ryland Group, Inc.	20,155	361,178
Saks, Inc.*	68,413	588,352
Scholastic Corp.	12,107	336,817
Scientific Games Corp. Cl A*	26,247	254,596

Service Corp. International	107,299	924,917
Sotheby’s	28,825	1,061,337
Strayer Education, Inc.	5,718	997,791
The Warnaco Group, Inc.*	19,284	985,991
Thor Industries, Inc.	15,668	523,311
Timberland Co.*	16,690	330,629
Toll Brothers, Inc.*	63,757	1,212,658
Tractor Supply Co.	31,926	1,266,185
Tupperware Brands Corp.	27,400	1,253,824
Under Armour, Inc. Cl A*	14,705	662,313
Wendy’s/Arby’s Group, Inc. Cl A	140,437	636,180
Wiley (John) & Sons, Inc. Cl A	19,781	808,252
Williams-Sonoma, Inc.	46,948	1,488,252
WMS Industries, Inc.*	25,134	956,851
		61,329,797
CONSUMER STAPLES (4.0%)
Alberto-Culver Co.	36,892	1,388,984
BJ’s Wholesale Club, Inc.*	23,396	970,934
Church & Dwight Co., Inc.	30,670	1,991,710
Corn Products Int’l., Inc.	32,010	1,200,375
Energizer Hldgs., Inc.*	29,810	2,004,126
Flowers Foods, Inc.	33,180	824,191
Green Mountain Coffee Roasters, Inc.*	49,825	1,554,042
Hansen Natural Corp.*	30,011	1,399,113
Lancaster Colony Corp.	8,391	398,573
NBTY, Inc.*	27,442	1,508,761
Ralcorp Hldgs., Inc.*	24,096	1,409,134
Ruddick Corp.	18,487	641,129
Smithfield Foods, Inc.*	76,311	1,284,314
Tootsie Roll Industries, Inc.	10,468	260,444
Universal Corp.	10,330	414,130
		17,249,960
ENERGY (5.8%)
Arch Coal, Inc.	68,588	1,831,985
Atwood Oceanics, Inc.*	24,196	736,768
Bill Barrett Corp.*	20,671	744,156
Cimarex Energy Co.	36,450	2,412,261
Comstock Resources, Inc.*	21,680	487,583
Exterran Hldgs., Inc.*	28,540	648,143
Forest Oil Corp.*	49,378	1,466,527
Frontier Oil Corp.	45,915	615,261
Helix Energy Solutions Group*	48,732	542,874
Mariner Energy, Inc.*	44,734	1,083,905
Newfield Exploration Co.*	57,526	3,304,293
Oceaneering Int’l., Inc.*	24,524	1,320,863
Overseas Shipholding Group, Inc.	11,880	407,722
Patriot Coal Corp.*	34,874	397,912
Patterson-UTI Energy, Inc.	69,445	1,186,121
Plains Exploration & Production Co.*	58,631	1,563,689
Pride International, Inc.*	72,687	2,139,178
Quicksilver Resources, Inc.*	53,829	678,245
Southern Union Co.	54,838	1,319,402
Superior Energy Services, Inc.*	33,917	905,245
Tidewater, Inc.	22,840	1,023,460
Unit Corp.*	17,616	656,901
		25,472,494

FINANCIALS (20.1%)
Affiliated Managers Group, Inc.*	21,972	1,714,036
Alexandria Real Estate Equities, Inc.	21,748	1,522,360
AMB Property Corp.	74,859	1,981,518
American Financial Group, Inc.	34,345	1,050,270
AmeriCredit Corp.*	42,516	1,039,941
Apollo Investment Corp.	85,153	871,115
Associated Banc-Corp.	75,441	995,067
Astoria Financial Corp.	35,035	477,527
BancorpSouth, Inc.	32,193	456,497
Bank of Hawaii Corp.	20,880	937,930
Berkley (W.R.) Corp.	52,417	1,418,928
BRE Properties, Inc.	27,873	1,156,730
Brown & Brown, Inc.	50,230	1,014,144
Camden Property Trust	28,587	1,371,318
Cathay General Bancorp	33,724	400,978
City National Corp.	20,137	1,068,671
Commerce Bancshares, Inc.	32,025	1,203,820
Corporate Office Pptys. Trust	25,668	957,673
Cousins Properties, Inc.	45,253	323,106
Cullen/Frost Bankers, Inc.	26,265	1,414,896
Duke Realty Corp.	109,519	1,269,325
Eaton Vance Corp.	51,705	1,501,513
Equity One, Inc.	18,183	306,929
Essex Property Trust, Inc.	13,172	1,441,544
Everest Re Group Ltd.	24,114	2,085,138
Federal Realty Investment Trust	26,667	2,177,627
Fidelity Nat’l. Financial, Inc. Cl A	98,607	1,549,116
First American Financial Corp.	46,918	700,955
First Niagara Financial Group, Inc.	91,269	1,063,284
FirstMerit Corp.	47,233	865,309
Fulton Financial Corp.	88,637	803,051
Gallagher (Arthur J.) & Co.	45,086	1,188,918
Greenhill & Co., Inc.	10,766	853,959
Hanover Insurance Group, Inc.	19,380	910,860
HCC Insurance Hldgs., Inc.	50,474	1,316,867
Highwoods Properties, Inc.	31,399	1,019,526
Hospitality Properties Trust	53,499	1,194,633
International Bancshares Corp.	22,633	382,271
Jefferies Group, Inc.	53,570	1,215,503
Jones Lang LaSalle, Inc.	18,141	1,565,024
Liberty Property Trust	49,858	1,590,470
Mack-Cali Realty Corp.	34,649	1,133,369
Mercury General Corp.	15,280	624,494
MSCI, Inc. Cl A*	50,116	1,664,352
Nationwide Health Pptys., Inc.	53,913	2,084,816
New York Community Bancorp, Inc.	193,412	3,142,945
NewAlliance Bancshares, Inc.	45,738	577,214
Old Republic Int’l. Corp.	104,037	1,440,912
OMEGA Healthcare Investors, Inc.	40,433	907,721
PacWest Bancorp	13,767	262,399
Potlatch Corp.	17,434	592,756
Prosperity Bancshares, Inc.	20,217	656,446
Protective Life Corp.	38,216	831,580
Raymond James Financial, Inc.	42,791	1,083,896
Rayonier, Inc.	34,125	1,710,345

Realty Income Corp.	45,750	1,542,690
Regency Centers Corp.	36,152	1,426,919
Reinsurance Grp. of America, Inc.	32,336	1,561,505
SEI Investments Co.	63,079	1,283,027
Senior Housing Pptys. Trust	55,171	1,296,519
SL Green Realty Corp	34,040	2,155,753
StanCorp Financial Group, Inc.	20,603	782,914
SVB Financial Group*	18,630	788,422
Synovus Financial Corp.	341,575	840,275
TCF Financial Corp.	54,965	889,883
The Macerich Co.	56,805	2,439,775
Transatlantic Hldgs., Inc.	27,393	1,392,112
Trustmark Corp.	24,618	535,195
UDR, Inc.	77,271	1,631,964
Unitrin, Inc.	21,660	528,287
Valley National Bancorp	69,850	901,065
Waddell & Reed Financial, Inc. Cl A	37,521	1,026,575
Washington Federal, Inc.	50,463	770,065
Webster Financial Corp.	28,311	497,141
Weingarten Realty Investors	52,582	1,147,339
Westamerica Bancorporation	12,497	680,962
Wilmington Trust Corp.	39,917	358,455
		87,568,434
HEALTH CARE (11.3%)
Allscripts Healthcare Solutions, Inc.*	70,021	1,293,288
Beckman Coulter, Inc.	29,763	1,452,137
Bio-Rad Laboratories, Inc. Cl A*	8,406	760,827
Charles River Laboratories Int’l., Inc.*	27,739	919,548
Community Health Systems, Inc.*	40,638	1,258,559
Covance, Inc.*	28,457	1,331,503
Edwards Lifesciences Corp.*	49,837	3,341,568
Endo Pharmaceuticals Hldgs., Inc.*	50,097	1,665,224
Gen-Probe, Inc.*	21,260	1,030,260
Health Management Associates, Inc. Cl A*	109,143	836,035
Health Net, Inc.*	42,394	1,152,693
Hill-Rom Hldgs., Inc.	27,362	982,022
Hologic, Inc.*	110,766	1,773,364
IDEXX Laboratories, Inc.*	24,737	1,526,768
Immucor, Inc.*	30,799	610,744
Kindred Healthcare, Inc.*	17,419	226,795
Kinetic Concepts, Inc.*	26,331	963,188
LifePoint Hospitals, Inc.*	24,435	856,691
Lincare Hldgs., Inc.	41,626	1,044,396
Masimo Corp.	26,511	724,015
Medicis Pharmaceutical Corp. Cl A	25,897	767,846
Mednax, Inc.*	20,954	1,116,848
Mettler-Toledo Int’l., Inc.*	14,496	1,803,882
Omnicare, Inc.	51,876	1,238,799
Owens & Minor, Inc.	27,426	780,544
Perrigo Co.	37,286	2,394,507
Pharmaceutical Product Development, Inc.	52,158	1,292,997
Psychiatric Solutions, Inc.*	24,795	831,872
ResMed, Inc.*	66,465	2,180,717
Schein (Henry), Inc.*	40,092	2,348,589
Steris Corp.	25,734	854,883
Techne Corp.	16,179	998,730

Teleflex, Inc.	17,239	978,830
Thoratec Corp.*	25,426	940,253
United Therapeutics Corp.*	20,280	1,135,883
Universal Health Svcs., Inc. Cl B	41,545	1,614,439
VCA Antech, Inc.*	37,500	790,875
Vertex Pharmaceuticals, Inc.*	90,313	3,122,120
WellCare Health Plans, Inc.*	18,335	530,982
		49,473,221
INDUSTRIALS (14.9%)
Acuity Brands, Inc.	18,923	837,154
Aecom Technology Corp.*	50,641	1,228,551
AGCO Corp.*	39,359	1,535,395
AirTran Hldgs., Inc.*	59,866	440,015
Alaska Air Group, Inc.*	15,998	816,378
Alexander & Baldwin, Inc.	17,760	618,758
Alliant TechSystems, Inc.*	14,007	1,056,128
AMETEK, Inc.	46,066	2,200,573
Baldor Electric Co.	20,030	809,212
BE Aerospace, Inc.*	44,443	1,347,067
Bucyrus International, Inc.	34,238	2,374,405
Carlisle Cos., Inc.	26,767	801,672
Clean Harbors, Inc.*	9,741	659,953
Con-way, Inc.	23,713	734,866
Copart, Inc.*	30,518	1,006,178
Corporate Executive Board Co.	14,865	469,139
Corrections Corp. of America*	47,416	1,170,227
Crane Co.	20,179	765,591
Deluxe Corp.	22,268	425,987
Donaldson Co., Inc.	32,714	1,541,811
FTI Consulting, Inc.*	20,339	705,560
Gardner Denver, Inc.	22,687	1,217,838
GATX Corp.	20,525	601,793
Graco, Inc.	25,941	823,108
Granite Construction, Inc.	15,872	360,929
Harsco Corp.	35,192	865,019
HNI Corp.	19,802	569,506
Hubbell, Inc. Cl B	26,057	1,322,393
Hunt (J.B.) Transport Svcs., Inc.	38,579	1,338,691
IDEX Corp.	34,772	1,234,754
JetBlue Airways Corp*	88,015	588,820
Joy Global, Inc.	44,224	3,109,832
Kansas City Southern*	44,517	1,665,381
KBR, Inc.	68,178	1,679,906
Kennametal, Inc.	34,439	1,065,198
Kirby Corp.*	23,177	928,471
Korn/Ferry International*	20,114	332,686
Landstar System, Inc.	21,609	834,540
Lennox International, Inc.	19,828	826,629
Lincoln Electric Hldgs., Inc.	18,417	1,064,871
Manpower, Inc.	35,184	1,836,605
Miller (Herman), Inc.	24,756	487,198
Mine Safety Appliances Co.	13,405	363,276
MSC Industrial Direct Co., Inc. Cl A	18,979	1,025,625
Navigant Consulting, Inc.*	22,033	256,244
Nordson Corp.	14,657	1,080,074
Oshkosh Corp.*	38,169	1,049,648

Pentair, Inc.	42,781	1,438,725
Regal-Beloit Corp.	16,303	956,823
Rollins, Inc.	18,325	428,439
Shaw Group, Inc.*	37,220	1,249,103
SPX Corp.	21,705	1,373,492
Terex Corp.*	45,629	1,045,817
The Brink’s Co.	19,865	456,895
Thomas & Betts Corp.*	22,707	931,441
Timken Co.	34,978	1,341,756
Towers Watson & Co. Cl A	20,319	999,288
Trinity Industries, Inc.	34,475	767,758
United Rentals, Inc.*	25,851	383,629
URS Corp.*	38,068	1,445,823
Valmont Industries, Inc.	9,140	661,736
Wabtec Corp.	20,817	994,844
Waste Connections, Inc.*	33,423	1,325,556
Werner Enterprises, Inc.	18,992	389,146
Woodward Governor Co.	25,350	821,847
		65,085,773
INFORMATION TECHNOLOGY (15.6%)
ACI Worldwide, Inc.*	14,541	325,573
Acxiom Corp.*	34,824	552,309
ADC Telecommunications, Inc.*	42,031	532,533
Adtran, Inc.	26,998	953,029
Advent Software, Inc.*	6,876	358,858
Alliance Data Systems Corp.*	22,900	1,494,454
ANSYS, Inc.*	38,967	1,646,356
AOL, Inc.*	45,491	1,125,902
Arrow Electronics, Inc.*	51,500	1,376,595
Atmel Corp.*	197,671	1,573,461
Avnet, Inc.*	65,981	1,782,147
Broadridge Financial Solutions, Inc.	54,563	1,247,856
Cadence Design Systems, Inc.*	114,890	876,611
Ciena Corp.*	39,758	619,032
CommScope, Inc.*	40,639	964,770
Convergys Corp.*	54,795	572,608
CoreLogic, Inc.	45,304	868,025
Cree, Inc.*	46,618	2,530,891
Diebold, Inc.	28,514	886,500
Digital River, Inc.*	17,036	579,905
DST Systems, Inc.	15,485	694,347
Equinix, Inc.*	19,492	1,995,006
F5 Networks, Inc.*	34,385	3,569,502
FactSet Research Systems, Inc.	20,031	1,625,115
Fair Isaac Corp.	18,411	454,015
Fairchild Semiconductor Int’l., Inc.*	53,727	505,034
Gartner, Inc.*	31,266	920,471
Global Payments, Inc.	34,278	1,470,183
Henry (Jack) & Associates, Inc.	36,920	941,460
Hewitt Associates, Inc. Cl A*	39,490	1,991,481
Informatica Corp.*	38,955	1,496,262
Ingram Micro, Inc. Cl A*	67,623	1,140,124
Integrated Device Technology, Inc.*	66,924	391,505
International Rectifier Corp.*	30,251	637,994
Intersil Corp. Cl A	51,982	607,670
Itron, Inc.*	18,186	1,113,529

Lam Research Corp.*	53,996	2,259,733
Lender Processing Svcs., Inc.	40,367	1,341,395
ManTech International Corp. Cl A*	9,548	378,101
Mentor Graphics Corp.*	46,261	488,979
Micros Systems, Inc.*	34,761	1,471,433
National Instruments Corp.	25,286	825,841
NCR Corp.*	69,428	946,304
NeuStar, Inc. Cl A*	32,488	807,652
Parametric Technology Corp.*	49,117	959,746
Plantronics, Inc.	20,134	680,127
Polycom, Inc.*	36,680	1,000,630
Quest Software, Inc.*	26,281	646,250
Rackspace Hosting, Inc.*	39,856	1,035,459
RF Micro Devices, Inc.*	113,816	698,830
Rovi Corp.*	46,226	2,330,253
Semtech Corp.*	26,974	544,605
Silicon Laboratories, Inc.*	19,322	708,151
Skyworks Solutions, Inc.*	75,578	1,562,953
Solera Hldgs., Inc.	29,587	1,306,562
SRA International, Inc. Cl A*	18,742	369,592
Synopsys, Inc.*	64,012	1,585,577
Tech Data Corp.*	20,196	813,899
Tibco Software, Inc.*	70,434	1,249,499
Trimble Navigation Ltd.*	51,045	1,788,617
ValueClick, Inc.*	35,009	457,918
Vishay Intertechnology, Inc.*	81,032	784,390
Zebra Technologies Corp. Cl A*	24,484	823,642
		68,287,251
MATERIALS (6.5%)
Albemarle Corp.	39,375	1,843,144
AptarGroup, Inc.	29,551	1,349,594
Ashland, Inc.	34,995	1,706,706
Cabot Corp.	28,020	912,611
Carpenter Technology Corp.	19,346	652,154
Commercial Metals Co.	50,100	725,949
Cytec Industries, Inc.	20,639	1,163,627
Greif, Inc. Cl A	13,292	782,101
Intrepid Potash, Inc.*	18,588	484,589
Louisiana-Pacific Corp.*	57,170	432,777
Lubrizol Corp.	29,168	3,090,933
Martin Marietta Materials, Inc.	20,029	1,541,632
Minerals Technologies, Inc.	7,971	469,651
NewMarket Corp.	4,268	485,186
Olin Corp.	34,079	687,033
Packaging Corp. of America	44,334	1,027,219
Reliance Steel & Aluminum Co.	32,314	1,342,000
Rock-Tenn Co. Cl A	16,946	844,080
RPM International, Inc.	55,904	1,113,608
Scotts Miracle-Gro Co. Cl A	20,200	1,044,946
Sensient Technologies Corp.	21,593	658,371
Silgan Hldgs., Inc.	23,309	738,895
Sonoco Products Co.	43,472	1,453,704
Steel Dynamics, Inc.	91,809	1,295,425
Temple-Inland, Inc.	46,473	867,186
Valspar Corp.	42,698	1,359,931
Worthington Industries, Inc.	24,650	370,490
		28,443,542

TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	86,358	230,576
Syniverse Hldgs., Inc.*	31,648	717,460
Telephone & Data Systems, Inc.	40,245	1,320,036
tw telecom inc*	66,704	1,238,693
		3,506,765
UTILITIES (6.2%)
AGL Resources, Inc.	33,946	1,302,169
Alliant Energy Corp.	48,356	1,757,741
Aqua America, Inc.	59,835	1,220,634
Atmos Energy Corp.	39,409	1,152,713
Black Hills Corp.	17,360	541,632
Cleco Corp.	26,617	788,396
DPL, Inc.	52,295	1,366,468
Dynegy, Inc. Cl A*	46,414	226,036
Energen Corp.	31,597	1,444,615
Great Plains Energy, Inc.	59,003	1,115,157
Hawaiian Electric Industries, Inc.	40,703	917,446
Idacorp, Inc.	21,250	763,300
MDU Resources Group	82,610	1,648,070
National Fuel Gas Co.	35,813	1,855,472
NSTAR	45,875	1,805,181
NV Energy, Inc.	103,693	1,363,563
OGE Energy Corp.	42,572	1,697,346
PNM Resources, Inc.	38,218	435,303
Questar Corp.	76,227	1,336,259
UGI Corp.	47,728	1,365,498
Vectren Corp.	35,569	920,170
Westar Energy, Inc.	48,747	1,181,140
WGL Hldgs., Inc.	22,339	843,967
		27,048,276
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $401,866,628) 99.2%		433,465,513

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill	AAA	0.15	11/26/10	3,000,000	2,999,300
COMMERCIAL PAPER (0.2%)
Abbott Laboratories†	A-1+	0.10	10/01/10	900,000	900,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,899,300) 0.9%					3,899,300

TEMPORARY CASH INVESTMENTS (2) (Cost: $10,500) 0.0% (3)					10,500

TOTAL INVESTMENTS (Cost: $405,776,428) 100.1%					437,375,313

OTHER NET ASSETS -0.1%					(669,940)

NET ASSETS 100.0%					$436,705,373

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.0%)
iShares MSCI EAFE Growth Index Fund	71,305	4,042,280
iShares MSCI EAFE Index Fund	94,355	5,181,977
iShares MSCI EAFE Value Index Fund	81,918	3,986,130
Vanguard Europe Pacific ETF	667,166	23,030,570
Vanguard European ETF	147,035	7,163,545
Vanguard Pacific ETF	69,615	3,748,768
		47,153,270
TOTAL COMMON STOCKS (Cost: $44,961,598) 96.0%		47,153,270

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	AAA	0.00	11/26/10	700,000	699,837
COMMERCIAL PAPER (2.5%)
Washington Gas Light Co.	A-1+	0.17	10/01/10	1,200,000	1,200,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,899,837) 3.9%					1,899,837

TOTAL INVESTMENTS (Cost: $46,861,435) 99.9%					49,053,107

OTHER NET ASSETS 0.1%					46,972

NET ASSETS 100.0%					$49,100,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	7,263	1,140,727
Apollo Group, Inc.*	5,810	298,344
Darden Restaurants, Inc.	10,762	460,398
Disney (Walt) Co.	28,913	957,309
Ford Motor Co.*	54,040	661,450
Johnson Controls, Inc.	25,201	768,631
McDonald’s Corp.	16,546	1,232,842
NIKE, Inc. Cl B	11,662	934,593
Staples, Inc.	25,760	538,899
Target Corp.	8,014	428,268
Time Warner Cable, Inc.	10,812	583,740
Time Warner, Inc.	18,204	557,953
Urban Outfitters, Inc.*	13,031	409,695
Viacom, Inc. Cl B	20,648	747,251
		9,720,100
CONSUMER STAPLES (6.5%)
ConAgra Foods, Inc.	30,183	662,215
Constellation Brands, Inc. Cl A*	45,081	797,483
Estee Lauder Cos., Inc. Cl A	11,427	722,529
General Mills, Inc.	20,129	735,514
Kraft Foods, Inc. Cl A	31,821	981,996
Molson Coors Brewing Co. Cl B	17,195	811,948
PepsiCo, Inc.	26,555	1,764,314
Proctor & Gamble Co.	33,905	2,033,283
Tyson Foods, Inc. Cl A	24,438	391,497
Wal-Mart Stores, Inc.	35,525	1,901,298
		10,802,077
ENERGY (6.3%)
Apache Corp.	9,540	932,630
ConocoPhillips	26,932	1,546,705
Exxon Mobil Corp.	51,509	3,182,741
Halliburton Co.	31,730	1,049,311
Hess Corp.	9,227	545,500
National Oilwell Varco, Inc.	14,271	634,631
Noble Energy, Inc.	12,218	917,450
Occidental Petroleum Corp.	15,025	1,176,458
Range Resources Corp.	8,013	305,536
Southwestern Energy Co.*	6,091	203,683
		10,494,645
FINANCIALS (8.5%)
Allstate Corp.	32,516	1,025,880
Bank of America Corp.	106,325	1,393,921
BB&T Corp.	29,374	707,326
Berkshire Hathaway, Inc. Cl B*	17,737	1,466,495
Capital One Financial Corp.	21,076	833,556
Citigroup, Inc.*	169,791	662,185
Financial Select Sector SPDR Fund	89,654	1,286,535
Goldman Sachs Group, Inc.	6,754	976,493
JPMorgan Chase & Co.	50,787	1,933,461
People’s United Financial, Inc.	43,843	573,905
Simon Property Group, Inc.	10,324	957,448
U.S. Bancorp	30,132	651,454
Wells Fargo & Co.	60,942	1,531,472
		14,000,131

HEALTH CARE (6.7%)
Abbott Laboratories	32,370	1,691,009
Celgene Corp.*	13,389	771,340
Gilead Sciences, Inc.*	24,772	882,131
Johnson & Johnson	34,080	2,111,597
Laboratory Corp. of America Hldgs.*	7,663	601,009
McKesson Corp.	13,750	849,475
Medco Health Solutions, Inc.*	10,427	542,830
Medtronic, Inc.	14,251	478,549
Merck & Co., Inc.	44,356	1,632,744
Mylan, Inc.*	43,248	813,495
St. Jude Medical, Inc.*	8,913	350,637
UnitedHealth Group, Inc.	9,699	340,532
		11,065,348
INDUSTRIALS (6.0%)
Boeing Co.	21,309	1,417,901
Cummins, Inc.	10,821	980,166
Expeditors Int’l. of Wash.	19,877	918,914
FedEx Corp.	10,838	926,649
Flowserve Corp.	5,504	602,248
General Electric Co.	125,337	2,036,726
Illinois Tool Works, Inc.	16,183	760,925
Southwest Airlines Co.	45,024	588,464
Union Pacific Corp.	7,579	619,962
United Technologies Corp.	15,156	1,079,562
		9,931,517
INFORMATION TECHNOLOGY (10.7%)
Apple, Inc.*	11,572	3,283,550
Automatic Data Processing, Inc.	12,933	543,574
Cisco Systems, Inc.*	66,833	1,463,643
Cognizant Technology Solutions*	9,387	605,180
EMC Corp.*	23,852	484,434
Google, Inc.*	2,960	1,556,338
Hewlett-Packard Co.	31,443	1,322,807
Int’l. Business Machines Corp.	14,503	1,945,432
KLA-Tencor Corp.	14,827	522,355
Microsoft Corp.	65,818	1,611,883
Nortel Networks Corp.*	6,040	133
Oracle Corp.	42,850	1,150,523
QUALCOMM, Inc.	23,433	1,057,297
Salesforce.com, inc.*	9,099	1,017,268
Texas Instruments, Inc.	26,901	730,093
Yahoo!, Inc.*	22,515	319,038
		17,613,548
MATERIALS (2.3%)
Ball Corp.	11,597	682,483
Dow Chemical Co.	23,076	633,667
Eastman Chemical Co.	12,432	919,968
FMC Corp.	12,404	848,558
Freeport-McMoRan Copper & Gold, Inc.	8,113	692,769
		3,777,445
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	55,735	1,594,021
Qwest Communications Int’l., Inc.	94,897	595,004
Sprint Nextel Corp.*	123,066	569,796
		2,758,821

UTILITIES (1.9%)
Dominion Resources, Inc.	19,716	860,801
Edison International	11,401	392,080
Entergy Corp.	3,081	235,789
PPL Corp.	12,650	344,460
Public Svc. Enterprise Group, Inc.	22,221	735,071
Sempra Energy	10,370	557,906
		3,126,107
TOTAL COMMON STOCKS (Cost: $89,427,704) 56.5%		93,289,739

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.7%)
U.S. Treasury Note	AAA	1.25	08/31/15	250,000	249,922
U.S. Treasury Note	AAA	2.38	03/31/16	250,000	262,129
U.S. Treasury Note	AAA	3.13	05/15/19	2,750,000	2,922,085
U.S. Treasury Note	AAA	3.25	07/31/16	750,000	820,840
U.S. Treasury Note	AAA	3.63	02/15/20	450,000	493,559
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	6,353,812
					11,102,347
U.S. GOVERNMENT AGENCIES (13.7%)
MORTGAGE-BACKED OBLIGATIONS (13.7%)
FHARM	AAA	4.64	09/01/39	283,055	299,959
FHARM	AAA	5.22	04/01/37	357,141	378,836
FHARM	AAA	5.24	02/01/36	253,009	270,035
FHARM	AAA	5.43	05/01/37	349,111	373,318
FHARM	AAA	5.77	03/01/37	195,477	210,166
FHLMC	AAA	4.00	02/01/25	340,747	356,841
FHLMC	AAA	4.50	08/01/34	349,552	367,416
FHLMC	AAA	4.50	08/15/35	203,591	215,410
FHLMC	AAA	5.00	02/01/26	181,388	190,917
FHLMC	AAA	5.50	01/15/32	190,000	205,545
FHLMC	AAA	5.50	07/01/32	351,412	376,728
FHLMC	AAA	6.00	03/15/32	259,588	282,830
FNMA	AAA	4.00	05/01/19	184,693	195,609
FNMA	AAA	4.00	10/01/30	500,000	520,472
FNMA	AAA	4.00	05/01/35	442,879	460,737
FNMA	AAA	4.50	05/01/18	255,560	271,447
FNMA	AAA	4.50	08/01/33	370,424	390,107
FNMA	AAA	4.50	09/01/33	576,925	607,580
FNMA	AAA	4.50	06/01/34	451,527	474,955
FNMA	AAA	4.50	12/01/35	324,127	340,438
FNMA	AAA	4.50	05/01/40	497,696	524,586
FNMA	AAA	5.00	04/01/18	503,968	537,856
FNMA	AAA	5.00	06/01/33	573,673	609,113
FNMA	AAA	5.00	09/01/33	331,347	351,817
FNMA	AAA	5.00	11/01/33	931,889	989,459
FNMA	AAA	5.00	11/01/33	384,376	408,122
FNMA	AAA	5.00	03/01/34	178,015	189,012
FNMA	AAA	5.00	04/01/34	178,087	188,699
FNMA	AAA	5.00	09/01/35	269,497	284,882
FNMA	AAA	5.00	11/25/35	300,000	327,961
FNMA	AAA	5.00	05/01/39	431,757	460,435
FNMA	AAA	5.50	04/01/17	40,824	44,270
FNMA	AAA	5.50	05/01/17	19,677	21,338

FNMA	AAA	5.50	06/01/17	6,092	6,606
FNMA	AAA	5.50	07/01/33	408,105	438,482
FNMA	AAA	5.50	10/01/33	644,324	692,283
FNMA	AAA	5.50	03/01/34	135,387	145,464
FNMA	AAA	5.50	05/01/34	958,269	1,027,800
FNMA	AAA	5.50	07/01/34	216,222	231,911
FNMA	AAA	5.50	09/01/34	461,896	496,566
FNMA	AAA	5.50	09/01/34	286,151	306,913
FNMA	AAA	5.50	10/01/34	193,240	207,261
FNMA	AAA	5.50	02/01/35	251,391	269,632
FNMA	AAA	5.50	02/01/35	212,507	227,263
FNMA	AAA	5.50	04/01/35	307,226	328,558
FNMA	AAA	5.50	08/01/35	113,012	120,858
FNMA	AAA	5.50	07/01/36	230,188	246,890
FNMA	AAA	5.50	08/01/37	170,907	181,830
FNMA	AAA	5.50	11/01/38	203,940	216,316
FNMA	AAA	5.50	06/01/48	204,859	216,394
FNMA	AAA	6.00	03/01/17	14,683	15,914
FNMA	AAA	6.00	05/01/23	104,729	115,198
FNMA	AAA	6.00	03/01/32	10,745	11,831
FNMA	AAA	6.00	04/01/32	76,435	84,012
FNMA	AAA	6.00	04/01/32	53,861	59,200
FNMA	AAA	6.00	05/01/32	72,582	79,778
FNMA	AAA	6.00	04/01/33	245,140	269,443
FNMA	AAA	6.00	05/01/33	166,387	182,466
FNMA	AAA	6.00	06/01/34	160,122	174,796
FNMA	AAA	6.00	09/01/34	84,255	91,976
FNMA	AAA	6.00	10/01/34	146,702	160,146
FNMA	AAA	6.00	11/01/34	170,688	186,330
FNMA	AAA	6.00	12/01/36	274,340	296,307
FNMA	AAA	6.00	01/01/37	226,775	244,934
FNMA	AAA	6.00	04/01/37	156,410	167,615
FNMA	AAA	6.00	05/01/37	190,967	204,648
FNMA	AAA	6.00	06/01/37	249,121	266,968
FNMA	AAA	6.00	10/25/44	231,494	252,111
FNMA	AAA	6.00	02/25/47	186,663	203,288
FNMA	AAA	6.00	12/25/49	207,460	225,937
FNMA	AAA	6.50	09/01/16	17,052	18,474
FNMA	AAA	6.50	03/01/17	35,361	38,410
FNMA	AAA	6.50	05/01/17	17,051	18,521
FNMA	AAA	6.50	06/01/17	39,584	42,997
FNMA	AAA	6.50	04/01/32	34,946	38,993
FNMA	AAA	6.50	05/01/32	89,717	100,106
FNMA	AAA	6.50	05/01/32	83,832	93,541
FNMA	AAA	6.50	07/01/32	26,753	29,851
FNMA	AAA	6.50	07/01/34	122,728	136,098
FNMA	AAA	6.50	05/01/37	196,953	215,146
FNMA	AAA	6.50	09/01/37	209,488	228,838
FNMA	AAA	7.00	09/01/31	35,128	39,902
FNMA	AAA	7.00	11/01/31	23,375	26,551
FNMA	AAA	7.00	04/01/32	29,109	33,039
FNMA	AAA	7.50	06/01/31	19,197	21,919
FNMA	AAA	7.50	02/01/32	14,105	16,114
FNMA	AAA	7.50	04/01/32	24,665	28,174
FNMA	AAA	7.50	06/01/32	23,217	26,520
FNMA	AAA	8.00	03/01/31	16,216	18,792
FNMA	AAA	8.00	04/01/32	14,679	17,022
FNMA	AAA	8.00	04/01/32	4,065	4,716
GNMA (4)	AAA	5.00	06/20/39	212,871	229,475
GNMA (4)	AAA	5.00	11/15/39	342,400	365,139

GNMA (4)	AAA	6.50	04/15/31	9,701	10,885
GNMA (4)	AAA	6.50	10/15/31	13,329	14,957
GNMA (4)	AAA	6.50	12/15/31	10,387	11,655
GNMA (4)	AAA	6.50	05/15/32	12,549	14,011
GNMA (4)	AAA	7.00	05/15/31	9,266	10,593
GNMA (4)	AAA	7.00	09/15/31	12,024	13,747
GNMA (4)	AAA	7.00	09/15/31	2,486	2,842
GNMA (4)	AAA	7.00	05/15/32	4,805	5,496
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	412,498	465,865
					22,719,210
CORPORATE DEBT (19.7%)
CONSUMER DISCRETIONARY (2.9%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	819,196
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	487,097
Expedia, Inc.†	BBB-	5.95	08/15/20	250,000	252,813
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	537,722
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	569,293
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	544,179
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	533,909
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	257,023
Scholastic Corp.	BB-	5.00	04/15/13	500,000	500,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	285,617
					4,786,849
CONSUMER STAPLES (0.7%)
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	255,740
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	295,114
Kroger Co.	BBB	4.95	01/15/15	500,000	557,126
					1,107,980
ENERGY (3.8%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	556,050
Enbridge, Inc.	A-	5.80	06/15/14	100,000	114,475
Knight, Inc.	BB	5.15	03/01/15	500,000	500,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,232
Noble Corp.	A-	7.50	03/15/19	800,000	981,560
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,864,293
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	526,383
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	547,495
					6,348,488
FINANCIALS (6.8%)
Alleghany Corp.	BBB	5.63	09/15/20	250,000	255,670
Anadarko Finance Co.	BBB-	6.75	05/01/11	500,000	515,479
Bank of America Corp.	A	3.70	09/01/15	250,000	252,573
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	290,627
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	533,776
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	271,419
Colonial Realty LP	BB+	4.80	04/01/11	250,000	248,310
Duke Realty LP	BBB-	4.63	05/15/13	250,000	260,051
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	539,375
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,501,251
First Industrial LP	BB-	6.88	04/15/12	250,000	248,869
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,255
GMAC LLC	B	0.00	12/01/12	2,500,000	2,206,250
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	266,098
HCP, Inc.	BBB	5.65	12/15/13	250,000	268,675
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	267,642
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	533,305
Lincoln National Corp.	A-	5.65	08/27/12	500,000	534,780
Markel Corp.	BBB	6.80	02/15/13	250,000	268,597
Morgan Stanley	A	4.00	07/24/15	250,000	254,785

Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	107,824
Regency Centers LP	BBB	4.95	04/15/14	250,000	263,359
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	257,329
Vornado Realty LP	BBB	5.60	02/15/11	250,000	253,206
Zions Bancorporation	BB+	5.65	05/15/14	397,000	393,697
					11,313,202
HEALTH CARE (1.0%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	296,774
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	566,774
WellPoint, Inc.	A-	4.35	08/15/20	250,000	259,125
Wyeth	AA	5.50	03/15/13	500,000	553,506
					1,676,179
INDUSTRIALS (1.4%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	292,586
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	518,760
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	262,207
Masco Corp.	BBB	5.88	07/15/12	500,000	518,857
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	258,871
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	514,748
					2,366,029
INFORMATION TECHNOLOGY (0.3%)
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	509,125

MATERIALS (1.4%)
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	551,410
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	255,923
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	1,027,500
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	244,894
Vulcan Materials Co.	BBB-	7.00	06/15/18	250,000	282,245
					2,361,972
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BBB-	5.00	02/15/15	500,000	518,649

UTILITIES (1.1%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	247,071
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	267,266
Entergy Corp.	BBB-	5.13	09/15/20	250,000	249,184
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	579,592
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	503,829
					1,846,942
TOTAL LONG-TERM DEBT SECURITIES (Cost: $62,073,782) 40.1%					66,656,972

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
Abbott Laboratories†	A-1+	0.10	10/01/10	4,460,000	4,460,000
General Electric Co.	A-1+	0.13	10/13/10	250,000	249,989
					4,709,989
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,709,989) 2.8%					4,709,989

TEMPORARY CASH INVESTMENTS (2) (Cost: $10,800) 0.0% (3)					10,800

TOTAL INVESTMENTS (Cost: $156,222,275) 99.4%					164,667,500

OTHER NET ASSETS 0.6%					925,409

NET ASSETS 100.0%					$165,592,909

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	3,122,518	4,392,803
Equity Index Fund (19.6%)	1,498,663	2,844,563
Mid-Cap Equity Index Fund (5.2%)	552,431	756,715
Mid-Term Bond Fund (38.4%)	5,150,645	5,570,746
Money Market Fund (6.6%)	798,176	961,687
TOTAL INVESTMENTS (Cost: $13,427,065) 100.0%		14,526,514
OTHER NET ASSETS		—

NET ASSETS 100.0%		$14,526,514

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.2%)	3,028,991	4,261,226
Equity Index Fund (24.3%)	2,161,643	4,102,944
International Fund (3.8%)	940,514	639,824
Mid-Cap Equity Index Fund (14.7%)	1,808,265	2,476,945
Mid-Term Bond Fund (27.3%)	4,265,100	4,612,975
Money Market Fund (4.7%)	655,912	790,280
TOTAL INVESTMENTS (Cost: $14,967,619) 100.0%		16,884,194
OTHER NET ASSETS		—

NET ASSETS 100.0%		$16,884,194

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	11,872,300	16,702,118
Equity Index Fund (29.1%)	10,128,301	19,224,193
International Fund (7.7%)	7,422,854	5,049,708
Mid-Cap Equity Index Fund (11.5%)	5,509,204	7,546,459
Mid-Term Bond Fund (18.3%)	11,140,498	12,049,151
Money Market Fund (3.8%)	2,065,336	2,488,432
Small Cap Growth Fund (2.1%)	1,385,589	1,409,360
Small Cap Value Fund (2.1%)	1,287,667	1,392,639
TOTAL INVESTMENTS (Cost: $59,183,051) 100.0%		65,862,060
OTHER NET ASSETS		—

NET ASSETS 100.0%		$65,862,060

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	12,810,835	18,022,463
Equity Index Fund (33.9%)	13,275,264	25,197,341
International Fund (8.7%)	9,461,500	6,436,583
Mid-Cap Equity Index Fund (11.4%)	6,197,619	8,489,442
Mid-Term Bond Fund (13.2%)	9,054,247	9,792,739
Small Cap Growth Fund (4.3%)	3,115,885	3,169,341
Small Cap Value Fund (4.2%)	2,895,970	3,132,052
TOTAL INVESTMENTS (Cost: $67,814,163) 100.0%		74,239,961
OTHER NET ASSETS		—

NET ASSETS 100.0%		$74,239,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.3%)	9,409,518	13,237,443
Equity Index Fund (38.7%)	13,294,444	25,233,746
International Fund (8.7%)	8,321,126	5,660,795
Mid-Cap Equity Index Fund (15.6%)	7,417,436	10,160,337
Mid-Term Bond Fund (6.1%)	3,695,340	3,996,742
Small Cap Growth Fund (5.3%)	3,416,359	3,474,970
Small Cap Value Fund (5.3%)	3,175,415	3,434,278
TOTAL INVESTMENTS (Cost: $58,946,359) 100.0%		65,198,311
OTHER NET ASSETS		—

NET ASSETS 100.0%		$65,198,311

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.2%)	7,633,638	10,739,108
Equity Index Fund (38.9%)	10,900,506	20,689,891
International Fund (9.6%)	7,537,742	5,127,866
Mid-Cap Equity Index Fund (18.6%)	7,222,029	9,892,671
Small Cap Growth Fund (6.4%)	3,340,125	3,397,428
Small Cap Value Fund (6.3%)	3,104,353	3,357,423
TOTAL INVESTMENTS (Cost: $47,832,668) 100.0%		53,204,387
OTHER NET ASSETS		—

NET ASSETS 100.0%		$53,204,387

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.1%)	3,886,956	5,468,224
Equity Index Fund (38.8%)	8,524,950	16,180,926
International Fund (11.6%)	7,080,857	4,817,050
Mid-Cap Equity Index Fund (21.7%)	6,582,628	9,016,824
Small Cap Growth Fund (7.4%)	3,045,332	3,097,578
Small Cap Value Fund (7.4%)	2,828,278	3,058,842
TOTAL INVESTMENTS (Cost: $37,383,325) 100.0%		41,639,444
OTHER NET ASSETS		—

NET ASSETS 100.0%		$41,639,444

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.0%)	2,879,927	4,051,522
Equity Index Fund (33.9%)	6,588,900	12,506,174
International Fund (13.5%)	7,309,078	4,972,307
Mid-Cap Equity Index Fund (24.8%)	6,662,581	9,126,344
Small Cap Growth Fund (8.4%)	3,066,684	3,119,296
Small Cap Value Fund (8.4%)	2,848,246	3,080,438
TOTAL INVESTMENTS (Cost: $32,926,270) 100.0%		36,856,081
OTHER NET ASSETS		—

NET ASSETS 100.0%		$36,856,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.0%)	2,955,805	4,158,268
Equity Index Fund (33.9%)	7,448,373	14,137,511
International Fund (14.5%)	8,864,127	6,030,195
Mid-Cap Equity Index Fund (20.6%)	6,273,636	8,593,570
Small Cap Growth Fund (10.6%)	4,329,937	4,404,221
Small Cap Value Fund (10.4%)	4,022,743	4,350,681
TOTAL INVESTMENTS (Cost: $36,839,093) 100.0%		41,674,446
OTHER NET ASSETS		—

NET ASSETS 100.0%		$41,674,446

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.6%)	9,808,699	13,799,016
Equity Index Fund (26.1%)	6,428,751	12,202,200
Mid-Term Bond Fund (44.3%)	19,137,413	20,698,318
TOTAL INVESTMENTS (Cost: $42,850,948) 100.0%		46,699,534
OTHER NET ASSETS		—

NET ASSETS 100.0%		$46,699,534

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.0%)	30,643,853	43,110,201
Equity Index Fund (35.9%)	28,153,249	53,436,753
Mid-Cap Equity Index Fund (15.8%)	17,193,885	23,552,028
Mid-Term Bond Fund (19.3%)	26,571,999	28,739,291
TOTAL INVESTMENTS (Cost: $140,191,990) 100.0%		148,838,273
OTHER NET ASSETS		—

NET ASSETS 100.0%		$148,838,273

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	22,369,314	31,469,464
Equity Index Fund (45.2%)	31,714,016	60,195,328
Mid-Cap Equity Index Fund (20.7%)	20,088,765	27,517,410
Small Cap Growth Fund (5.3%)	6,927,225	7,046,068
Small Cap Value Fund (5.2%)	6,358,518	6,876,870
TOTAL INVESTMENTS (Cost: $131,839,902) 100.0%		133,105,140
OTHER NET ASSETS		—

NET ASSETS 100.0%		$133,105,140

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.0%)
U.S. Treasury Bill	AAA	0.14	11/18/10	4,000,000	3,999,227
U.S. Treasury Bill	AAA	0.15	11/26/10	11,673,000	11,670,276
					15,669,503
U.S. GOVERNMENT AGENCIES (15.9%)
FHLB	AAA	0.17	11/17/10	7,300,000	7,298,380
FHLMC	AAA	0.17	11/22/10	543,000	542,867
FHLMC	AAA	0.17	11/18/10	5,066,000	5,064,852
FNMA	AAA	0.17	11/15/10	1,300,000	1,299,724
FNMA	AAA	0.17	11/17/10	2,558,000	2,557,432
FNMA	AAA	0.17	11/24/10	1,000,000	999,778
					17,763,033
COMMERCIAL PAPER (70.1%)
Archer-Daniels-Midland Co.†	A-1	0.19	10/01/10	3,000,000	3,000,000
Bank of America Corp.	A-1	0.24	11/29/10	2,900,000	2,898,859
Becton, Dickinson & Co.	A-1	0.20	10/07/10	2,018,000	2,017,933
Becton, Dickinson & Co.	A-1+	0.20	10/14/10	1,000,000	999,928
Campbell Soup Co.†	A-1	0.17	10/12/10	2,863,000	2,862,851
Cargill, Inc.†	A-1	0.19	10/22/10	3,000,000	2,999,667
Chevron Funding Corp.	A-1+	0.16	10/13/10	3,000,000	2,999,840
Coca-Cola Co.†	A-1	0.20	10/15/10	500,000	499,961
Coca-Cola Co.†	A-1	0.21	11/01/10	700,000	699,873
Coca-Cola Co.†	A-1	0.21	11/15/10	1,800,000	1,799,543
Danaher Corp.	A-1	0.19	10/15/10	3,000,000	2,999,778
Disney (Walt) Co.†	A-1	0.18	10/28/10	3,000,000	2,999,595
Ecolab, Inc.†	A-1	0.18	10/06/10	3,000,000	2,999,925
General Electric Capital Svcs.	A-1+	0.24	10/29/10	600,000	599,888
General Electric Capital Svcs.	A-1+	0.24	11/01/10	2,400,000	2,399,512
Goldman Sachs Group, Inc.	A-1	0.22	11/05/10	3,000,000	2,999,358
Grainger (W.W.), Inc.	A-1+	0.19	10/15/10	3,000,000	2,999,778
Hewlett-Packard Co.†	A-1	0.19	10/07/10	1,900,000	1,899,940
Hewlett-Packard Co.†	A-1	0.19	10/08/10	1,100,000	1,099,959
Illinois Tool Works, Inc.†	A-1	0.20	10/08/10	347,000	346,987
Int’l. Business Machines Corp.†	A-1	0.20	10/01/10	400,000	400,000
Johnson & Johnson†	A-1+	0.20	10/13/10	1,890,000	1,889,915
Kimberly-Clark Worldwide†	A-1	0.18	10/12/10	3,000,000	2,999,835
Madison Gas & Electric	A-1+	0.19	11/01/10	2,000,000	1,999,673
National Rural Utilities	A-1	0.23	11/19/10	3,000,000	2,999,061
Nestle Capital Corp.†	A-1+	0.20	10/14/10	2,000,000	1,999,856
Nestle Capital Corp.†	A-1+	0.21	10/05/10	1,000,000	999,977
NetJets, Inc.†	A-1+	0.22	11/05/10	3,000,000	2,999,358
Novartis Finance Corp.†	A-1+	0.21	10/12/10	3,000,000	2,999,810
NSTAR Electric Co.	A-1	0.18	10/19/10	2,904,000	2,903,739
PepsiCo, Inc.†	A-1	0.20	10/05/10	2,950,000	2,949,934
RC Willey Home Furnishings	A-1+	0.20	10/08/10	2,000,000	1,999,922
Toyota Motor Credit Corp.	A-1+	0.22	10/08/10	500,000	499,979
Toyota Motor Credit Corp.	A-1+	0.24	11/01/10	2,500,000	2,499,492
United Technologies Corp.†	A-1	0.18	10/26/10	2,000,000	1,999,750
United Technologies Corp.†	A-1	0.19	10/20/10	1,000,000	999,900
Wal-Mart Stores, Inc.†	A-1+	0.20	10/19/10	3,000,000	2,999,700
					78,263,076
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $111,695,502) 100.0%					111,695,612

TOTAL INVESTMENTS (Cost: $111,695,502) 100.0%					111,695,612

OTHER NET ASSETS 0.0% (3)					2,188

NET ASSETS 100.0%					$111,697,800

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.6%)
U.S. Treasury Note	AAA	0.75	08/15/13	5,000,000	5,018,750
U.S. Treasury Note	AAA	1.25	08/31/15	9,000,000	8,997,192
U.S. Treasury Note	AAA	1.38	09/15/12	10,000,000	10,183,980
U.S. Treasury Note	AAA	1.88	06/30/15	8,000,000	8,243,752
U.S. Treasury Note	AAA	2.25	01/31/15	1,500,000	1,574,063
U.S. Treasury Note	AAA	2.38	10/31/14	5,750,000	6,068,947
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,669,806
U.S. Treasury Note	AAA	2.50	03/31/15	5,000,000	5,301,950
U.S. Treasury Note	AAA	2.50	06/30/17	2,000,000	2,083,750
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	18,820,703
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	3,187,734
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	12,588,912
U.S. Treasury Note	AAA	3.25	07/31/16	7,000,000	7,661,171
U.S. Treasury Strip	AAA	0.00	08/15/17	15,000,000	13,060,435
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	29,313,370
					135,774,515
U.S. GOVERNMENT AGENCIES (7.6%)
MORTGAGE-BACKED OBLIGATIONS (0.8%)
FHLMC	AAA	5.00	06/15/17	2,143,069	2,219,388
FHLMC	AAA	6.00	11/01/10	52	52
FHLMC	AAA	6.00	02/01/19	15,450	17,017
FHLMC	AAA	6.50	04/01/14	46,572	49,613
FHLMC	AAA	7.00	02/01/14	18,405	19,708
FHLMC	AAA	7.50	03/15/21	13,080	15,328
FHLMC	AAA	8.00	09/01/18	2,017	2,221
FHLMC	AAA	8.50	09/01/17	3,741	4,129
FNMA	AAA	6.00	01/01/11	23	23
FNMA	AAA	6.00	09/01/12	4,484	4,843
FNMA	AAA	6.50	08/01/13	9,111	9,621
FNMA	AAA	6.50	12/25/23	16,690	16,871
FNMA	AAA	8.00	06/01/17	622	629
					2,359,443
NON-MORTGAGE-BACKED OBLIGATIONS (6.8%)
FFCB	AAA	4.95	10/10/14	12,500,000	14,310,020
FFCB	AAA	5.10	08/05/13	5,000,000	5,599,430
					19,909,450
CORPORATE DEBT (44.6%)
CONSUMER DISCRETIONARY (4.9%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,131,579
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,118,383
Black & Decker Corp.	A	4.75	11/01/14	500,000	546,131
Black & Decker Corp.	A	5.75	11/15/16	500,000	578,445
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,064,206
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,044,155
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	487,097
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,075,443
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	284,646
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	272,089
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	759,623
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	529,450
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	799,310
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	800,863
Mattel, Inc.	BBB	6.13	06/15/11	1,000,000	1,032,552
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	543,520

Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,000
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	560,363
Starwood Hotels & Resorts	BB	6.25	02/15/13	217,000	230,834
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	536,391
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	571,234
					14,216,314
CONSUMER STAPLES (3.0%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,065,024
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	105,555
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,061,755
Clorox Co.	BBB+	5.00	03/01/13	500,000	546,057
Clorox Co.	BBB+	5.00	01/15/15	300,000	335,929
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,053,859
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	590,229
Hershey Co.	A	4.85	08/15/15	500,000	561,738
Hershey Co.	A	5.00	04/01/13	500,000	548,127
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	553,035
Kraft Foods, Inc.	BBB-	5.63	11/01/11	500,000	525,130
Kroger Co.	BBB	4.95	01/15/15	500,000	557,126
Safeway, Inc.	BBB	6.50	03/01/11	500,000	510,785
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	796,739
					8,811,088
ENERGY (4.2%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	863,625
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	556,050
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,219,162
Halliburton Co.	A	5.50	10/15/10	500,000	500,640
Knight, Inc.	BB	5.15	03/01/15	250,000	250,000
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	795,111
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,032,928
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,089,172
Reliant Energy Resources	BBB	7.75	02/15/11	420,000	430,476
Smith International, Inc.	A+	6.75	02/15/11	1,000,000	1,020,036
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	526,383
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	597,124
Transocean, Inc.	BBB	1.50	12/15/37	1,200,000	1,152,600
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,065,973
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	535,357
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	547,495
					12,182,132
FINANCIALS (13.1%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,100,596
Anadarko Finance Co.	BBB-	6.75	05/01/11	1,000,000	1,030,957
Bank of America Corp.	A	3.70	09/01/15	250,000	252,573
Bank of America Corp.	A	5.38	08/15/11	250,000	260,073
Bank of America Corp.	A-	5.75	08/15/16	500,000	537,075
Berkshire Hathaway Finance	AA+	4.20	12/15/10	500,000	503,989
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,058,666
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,149,520
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	214,354
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,085,675
Colonial Realty LP	BB+	4.80	04/01/11	300,000	297,972
Duke Realty LP	BBB-	4.63	05/15/13	500,000	520,101
ERP Operating LP	BBB+	5.38	08/01/16	500,000	551,934
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	800,433
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	125,104
First Industrial LP	BB-	6.88	04/15/12	750,000	746,606
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	542,637
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	520,255
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,047,417
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	549,330

Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,052,757
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,064,391
HCP, Inc.	BBB	5.65	12/15/13	500,000	537,349
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,066,609
HSBC Finance Corp.	A	3.22	04/10/11	20,000	19,871
HSBC Finance Corp.	A	3.22	06/10/11	10,000	9,912
HSBC Finance Corp.	A	5.39	11/10/13	40,000	39,900
HSBC Finance Corp.	A	5.42	11/10/13	43,000	42,929
HSBC Finance Corp.	A	5.60	11/10/13	70,000	69,647
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	530,766
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	258,163
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,150,738
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,083,759
Lehman Brothers Hldgs. (5)	NR	5.75	07/18/11	250,000	55,313
Lincoln National Corp.	A-	5.65	08/27/12	400,000	427,824
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,089,248
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	1,000,000	1,000,000
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,074,387
MetLife, Inc.	A-	5.00	11/24/13	250,000	273,869
Morgan Stanley	A	3.22	02/01/11	500,000	502,015
Morgan Stanley	A	4.00	07/24/15	1,000,000	1,019,141
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,088,273
National City Corp.	A	4.00	02/01/11	1,000,000	1,008,750
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	1,000,000	1,038,544
Nissan Motor Acceptance Corp.†	BBB	4.50	01/30/15	790,000	840,049
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	510,621
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	278,583
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,075,423
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,081,468
Regency Centers LP	BBB	4.95	04/15/14	500,000	526,718
SLM Corp.	BBB-	4.72	06/15/12	60,000	55,200
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	266,529
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,049,991
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,066,049
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	765,038
Union Planters Corp.	BBB-	4.38	12/01/10	250,000	251,016
Vornado Realty LP	BBB	5.60	02/15/11	500,000	506,412
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	556,263
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	991,680
					38,220,462
HEALTH CARE (3.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	516,220
Allergan, Inc.	A+	5.75	04/01/16	500,000	593,547
Baxter International, Inc.	A+	4.63	03/15/15	250,000	279,921
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	977,236
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,054,560
Boston Scientific Corp.	BBB-	4.25	01/12/11	500,000	503,519
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,097,194
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,570,855
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	307,329
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	566,774
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	579,697
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,081,878
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	254,752
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	812,952
WellPoint, Inc.	A-	5.00	01/15/11	500,000	505,828
					10,702,262
INDUSTRIALS (5.5%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	529,526
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	538,465
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,083,838

CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,170,342
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	510,895
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,097,143
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,132,743
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,146,636
Masco Corp.	BBB	4.80	06/15/15	500,000	491,703
Masco Corp.	BBB	5.88	07/15/12	300,000	311,314
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,000,000	1,035,483
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	831,810
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,130,049
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	540,877
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,177,243
Southwest Airlines Co.	BBB	5.25	10/01/14	500,000	540,823
Steelcase, Inc.	BBB-	6.50	08/15/11	1,000,000	1,029,496
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	555,359
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	530,707
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	549,996
					15,934,448
INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	836,612
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,080,695
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	254,563
Intuit, Inc.	BBB	5.40	03/15/12	725,000	765,158
Western Union Co.	A-	5.40	11/17/11	500,000	522,047
Xerox Corp.	BBB-	6.88	08/15/11	1,000,000	1,049,661
					4,508,736
MATERIALS (2.8%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,501,319
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	522,182
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,124,202
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	551,410
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,023,691
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	808,050
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,067,378
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	279,617
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	153,596
Vulcan Materials Co.	BBB-	6.30	06/15/13	1,000,000	1,086,352
					8,117,797
TELECOMMUNICATION SERVICES (1.1%)
BellSouth Corp.	A	4.75	11/15/12	900,000	969,652
CenturyLink, Inc.	BBB-	5.00	02/15/15	1,250,000	1,296,621
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,051,427
					3,317,700
UTILITIES (4.7%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	585,597
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,017,125
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	526,805
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	534,532
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,101,095
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,369,458
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,074,790
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,108,866
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	679,357
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,161,182
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	975,111
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,025,795
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,109,941
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	403,063
					13,672,717
TOTAL LONG-TERM DEBT SECURITIES (Cost: $268,294,539) 98.8%					287,727,064

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
General Electric Co.	A-1+	0.15	10/18/10	460,000	459,967
Goldman Sachs Group, Inc.	A-1	0.22	11/05/10	300,000	299,936
					759,903
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $759,903) 0.3%					759,903

TEMPORARY CASH INVESTMENTS (2) (Cost: $12,600) 0.0% (3)					12,600

TOTAL INVESTMENTS (Cost: $269,067,042) 99.1%					288,499,567

OTHER NET ASSETS 0.9%					2,622,647

NET ASSETS 100.0%					$291,122,214

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.8%)
U.S. Treasury Bond	AAA	3.50	02/15/39	8,000,000	7,740,000
U.S. Treasury Note	AAA	0.88	03/31/11	4,000,000	4,013,124
U.S. Treasury Note	AAA	1.25	08/31/15	13,000,000	12,995,944
U.S. Treasury Note	AAA	1.88	06/30/15	500,000	515,235
U.S. Treasury Note	AAA	2.38	03/31/16	10,000,000	10,485,160
U.S. Treasury Note	AAA	2.50	03/31/15	7,000,000	7,422,730
U.S. Treasury Note	AAA	3.13	05/15/19	24,500,000	26,033,160
U.S. Treasury Note	AAA	3.25	05/31/16	36,000,000	39,408,763
U.S. Treasury Note	AAA	3.50	05/15/20	22,250,000	24,151,708
					132,765,824
U.S. GOVERNMENT AGENCIES (32.8%)
MORTGAGE-BACKED OBLIGATIONS (30.5%)
FHARM	AAA	4.64	09/01/39	2,282,699	2,419,027
FHARM	AAA	5.22	04/01/37	1,473,208	1,562,698
FHARM	AAA	5.24	02/01/36	1,119,079	1,194,383
FHARM	AAA	5.39	04/01/37	1,339,065	1,427,516
FHARM	AAA	5.43	05/01/37	1,280,074	1,368,831
FHARM	AAA	5.77	03/01/37	879,647	945,748
FHLMC	AAA	4.00	05/01/24	1,424,825	1,492,122
FHLMC	AAA	4.00	02/01/25	2,520,591	2,639,643
FHLMC	AAA	4.00	10/15/26	7,268	7,269
FHLMC	AAA	4.50	03/01/34	2,405,075	2,530,239
FHLMC	AAA	4.50	08/01/34	2,621,642	2,755,621
FHLMC	AAA	4.50	08/15/35	524,400	554,844
FHLMC	AAA	5.00	02/01/26	680,207	715,941
FHLMC	AAA	5.00	04/15/29	2,214,173	2,422,126
FHLMC	AAA	5.50	12/15/20	3,500,000	3,675,872
FHLMC	AAA	5.50	03/01/21	706,121	763,020
FHLMC	AAA	5.50	07/01/32	1,757,061	1,883,639
FHLMC	AAA	5.50	01/15/33	1,274,565	1,404,211
FHLMC	AAA	5.50	01/15/35	617,000	683,941
FHLMC	AAA	6.00	07/15/29	1,021,750	1,104,730
FHLMC	AAA	6.00	03/15/32	1,142,189	1,244,450
FNMA	AAA	4.00	05/01/19	1,514,479	1,603,996
FNMA	AAA	4.00	10/01/30	2,500,000	2,602,358
FNMA	AAA	4.00	03/01/35	2,018,980	2,100,391
FNMA	AAA	4.00	05/01/35	1,771,516	1,842,949
FNMA	AAA	4.50	05/01/18	1,213,912	1,289,375
FNMA	AAA	4.50	05/01/19	286,799	304,628
FNMA	AAA	4.50	06/01/19	492,783	523,417
FNMA	AAA	4.50	07/25/24	1,767,145	1,939,415
FNMA	AAA	4.50	07/01/29	2,672,247	2,808,609
FNMA	AAA	4.50	08/01/33	1,622,942	1,700,050
FNMA	AAA	4.50	08/01/33	1,405,057	1,479,716
FNMA	AAA	4.50	09/01/33	2,937,071	3,093,135
FNMA	AAA	4.50	10/01/33	2,613,528	2,752,400
FNMA	AAA	4.50	10/01/33	1,306,057	1,375,456
FNMA	AAA	4.50	05/01/34	842,280	885,983
FNMA	AAA	4.50	06/01/34	1,838,360	1,933,745
FNMA	AAA	4.50	07/01/34	2,164,258	2,276,552
FNMA	AAA	4.50	01/01/35	2,406,161	2,520,480
FNMA	AAA	4.50	12/01/35	1,575,390	1,654,668
FNMA	AAA	4.50	05/01/40	2,488,479	2,622,931
FNMA	AAA	5.00	04/01/18	269,983	288,137
FNMA	AAA	5.00	09/01/18	1,070,416	1,142,394
FNMA	AAA	5.00	09/01/20	948,554	1,011,745

FNMA	AAA	5.00	10/01/20	1,388,899	1,481,425
FNMA	AAA	5.00	10/01/25	1,059,088	1,121,262
FNMA	AAA	5.00	06/01/33	1,354,506	1,438,184
FNMA	AAA	5.00	09/01/33	4,955,317	5,261,446
FNMA	AAA	5.00	11/01/33	3,618,859	3,842,425
FNMA	AAA	5.00	11/01/33	2,365,564	2,511,704
FNMA	AAA	5.00	01/01/34	1,762,237	1,871,105
FNMA	AAA	5.00	03/01/34	791,176	840,053
FNMA	AAA	5.00	04/01/34	1,051,561	1,114,225
FNMA	AAA	5.00	04/01/34	391,598	414,934
FNMA	AAA	5.00	04/01/35	1,404,006	1,484,162
FNMA	AAA	5.00	06/01/35	970,641	1,026,056
FNMA	AAA	5.00	09/01/35	3,233,960	3,418,590
FNMA	AAA	5.00	11/25/35	2,500,000	2,733,010
FNMA	AAA	5.00	05/01/39	2,939,623	3,134,878
FNMA	AAA	5.50	04/01/17	149,687	162,322
FNMA	AAA	5.50	05/01/17	263,670	285,926
FNMA	AAA	5.50	01/01/24	860,793	925,568
FNMA	AAA	5.50	03/01/24	1,939,644	2,084,595
FNMA	AAA	5.50	09/01/25	866,090	929,045
FNMA	AAA	5.50	11/01/26	839,942	896,235
FNMA	AAA	5.50	01/01/27	546,856	583,507
FNMA	AAA	5.50	07/01/33	2,327,358	2,500,593
FNMA	AAA	5.50	09/01/33	1,341,643	1,441,507
FNMA	AAA	5.50	10/01/33	1,847,062	1,984,546
FNMA	AAA	5.50	03/01/34	1,175,791	1,263,309
FNMA	AAA	5.50	03/01/34	580,230	623,419
FNMA	AAA	5.50	07/01/34	864,889	927,644
FNMA	AAA	5.50	09/01/34	1,163,295	1,250,610
FNMA	AAA	5.50	09/01/34	1,115,987	1,196,962
FNMA	AAA	5.50	09/01/34	464,719	498,438
FNMA	AAA	5.50	10/01/34	2,542,628	2,727,118
FNMA	AAA	5.50	02/01/35	905,008	970,674
FNMA	AAA	5.50	02/01/35	765,027	818,146
FNMA	AAA	5.50	04/01/35	1,100,513	1,176,926
FNMA	AAA	5.50	08/01/35	2,092,975	2,238,298
FNMA	AAA	5.50	07/01/36	2,762,258	2,962,684
FNMA	AAA	5.50	02/25/37	1,244,441	1,355,155
FNMA	AAA	5.50	11/01/38	1,129,513	1,198,056
FNMA	AAA	5.50	06/01/48	1,160,866	1,226,233
FNMA	AAA	6.00	03/01/17	186,905	202,572
FNMA	AAA	6.00	05/01/23	1,030,651	1,133,676
FNMA	AAA	6.00	01/01/25	620,581	679,211
FNMA	AAA	6.00	03/01/28	1,094,164	1,179,697
FNMA	AAA	6.00	04/01/32	299,624	329,328
FNMA	AAA	6.00	04/01/32	195,993	215,424
FNMA	AAA	6.00	05/01/32	972,602	1,069,024
FNMA	AAA	6.00	04/01/33	1,400,134	1,538,940
FNMA	AAA	6.00	11/01/34	843,638	920,947
FNMA	AAA	6.00	12/01/36	1,060,473	1,145,390
FNMA	AAA	6.00	01/01/37	1,101,144	1,189,318
FNMA	AAA	6.00	03/01/37	740,798	794,099
FNMA	AAA	6.00	04/01/37	782,049	838,073
FNMA	AAA	6.00	05/01/37	858,279	919,764
FNMA	AAA	6.00	06/01/37	1,046,309	1,121,264
FNMA	AAA	6.00	07/01/37	862,922	928,515
FNMA	AAA	6.00	08/01/37	1,656,076	1,781,960
FNMA	AAA	6.00	12/01/37	839,993	903,844
FNMA	AAA	6.00	10/25/44	1,175,276	1,279,949
FNMA	AAA	6.00	02/25/47	2,259,366	2,460,592
FNMA	AAA	6.00	12/25/49	2,074,600	2,259,370

FNMA	AAA	6.50	09/01/16	60,456	65,500
FNMA	AAA	6.50	03/01/17	471,475	512,132
FNMA	AAA	6.50	05/01/17	70,639	76,731
FNMA	AAA	6.50	04/01/32	127,076	141,792
FNMA	AAA	6.50	05/01/32	1,140,122	1,272,157
FNMA	AAA	6.50	05/01/32	351,783	392,523
FNMA	AAA	6.50	09/01/36	616,964	672,218
FNMA	AAA	6.50	05/01/37	886,290	968,158
FNMA	AAA	6.50	07/01/37	442,321	483,179
FNMA	AAA	6.50	09/01/37	799,157	872,976
FNMA	AAA	6.50	05/01/38	982,652	1,072,597
FNMA	AAA	7.00	09/01/31	126,712	143,931
FNMA	AAA	7.00	11/01/31	93,498	106,204
FNMA	AAA	7.00	01/25/44	1,332,973	1,547,914
FNMA	AAA	7.50	04/01/32	98,670	112,709
FNMA	AAA	7.50	06/01/32	329,683	376,591
FNMA	AAA	8.00	03/01/31	61,619	71,411
FNMA	AAA	8.00	04/01/32	52,843	61,302
FNMA	AAA	8.00	04/01/32	34,240	39,703
GNMA (4)	AAA	5.00	06/20/39	1,862,624	2,007,908
GNMA (4)	AAA	5.00	11/15/39	1,956,570	2,086,509
GNMA (4)	AAA	6.50	04/15/31	36,216	40,639
GNMA (4)	AAA	6.50	12/15/31	148,012	166,089
GNMA (4)	AAA	6.50	05/15/32	47,916	53,498
GNMA (4)	AAA	7.00	09/15/31	43,473	49,699
GNMA (4)	AAA	7.00	09/15/31	34,095	38,978
GNMA (4)	AAA	7.00	05/15/32	18,686	21,374
GNMA (4)	AAA	4.50	02/20/20	1,862,181	2,036,432
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	2,268,741	2,562,259
					177,413,446
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	13,203,380

CORPORATE DEBT (42.5%)
CONSUMER DISCRETIONARY (5.5%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	559,192
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,184,522
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,128,412
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,948,388
Expedia, Inc.†	BBB-	5.95	08/15/20	2,000,000	2,022,500
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	537,722
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	2,082,744
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,277,170
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,720,893
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,531,953
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	2,131,492
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,135,634
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,010,485
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	2,000,000	2,093,936
Omnicom Group, Inc.	BBB+	4.45	08/15/20	2,000,000	2,056,186
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,000,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	109,000	115,949
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,284,936
					31,822,114
CONSUMER STAPLES (2.2%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,184,228
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	2,000,000	2,045,918
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,360,914
Kraft Foods, Inc.	BBB-	5.63	11/01/11	2,000,000	2,100,520
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,228,504
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,565,288
					12,485,372

ENERGY (4.8%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,224,200
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,144,753
Knight, Inc.	BB	5.15	03/01/15	2,000,000	2,000,000
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,060,148
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,065,856
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,453,900
Reliant Energy Resources	BBB	7.75	02/15/11	2,000,000	2,049,884
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,547,650
Transocean, Inc.	BBB	1.50	12/15/37	3,000,000	2,881,500
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	535,357
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,642,485
					27,605,733
FINANCIALS (15.8%)
Alleghany Corp.	BBB	5.63	09/15/20	2,500,000	2,556,698
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,498,716
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	550,298
Anadarko Finance Co.	BBB-	6.75	05/01/11	2,000,000	2,061,914
Bank of America Corp.	A	3.70	09/01/15	2,000,000	2,020,580
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,325,018
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,135,104
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,171,350
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,489,862
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,080,404
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,696,875
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,004,170
First Industrial LP	BB-	6.88	04/15/12	2,000,000	1,990,948
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,081,018
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,094,834
GMAC LLC	B	0.00	12/01/12	10,000,000	8,825,000
Goldman Sachs Group, Inc.	A	3.70	08/01/15	1,000,000	1,023,111
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	526,379
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,128,782
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,149,396
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,676,418
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,133,218
HSBC Finance Corp.	A	5.39	11/10/13	100,000	99,750
HSBC Finance Corp.	A	5.56	10/10/13	70,000	69,247
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,270,216
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,191,882
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,083,759
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,139,118
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	2,000,000	2,000,000
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,148,774
Morgan Stanley	A	4.00	07/24/15	2,000,000	2,038,282
National City Corp.	A	4.00	02/01/11	2,000,000	2,017,500
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	2,000,000	2,077,088
Pacific LifeCorp.†	BBB+	6.00	02/10/20	2,000,000	2,156,474
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,075,423
Protective Life Secured Trust	AA-	4.92	12/10/14	124,000	124,521
Protective Life Secured Trust	AA-	5.07	10/10/14	53,000	52,731
Protective Life Secured Trust	AA-	5.17	08/10/14	21,000	21,118
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,162,936
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,106,872
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,815,770
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	771,986
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,332,643
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	533,025
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	2,025,648
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,983,360
					91,518,216

HEALTH CARE (3.7%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,374,188
AmerisourceBergen Corp.	BBB+	4.88	11/15/19	2,000,000	2,160,994
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,210,386
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,315,322
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,078,346
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,133,548
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,893,287
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,096,584
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,167,872
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,073,000
Wyeth	AA	5.50	03/15/13	1,750,000	1,937,269
					21,440,796
INDUSTRIALS (3.6%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	553,303
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,340,684
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	2,075,038
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,293,272
L-3 Communications Corp.	BBB-	4.75	07/15/20	2,750,000	2,884,277
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,075,426
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	2,000,000	2,070,966
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,218,160
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,163,506
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,058,992
					20,733,624
INFORMATION TECHNOLOGY (0.8%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,205,500
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,036,500
Xerox Corp.	BBB-	6.88	08/15/11	500,000	524,831
					4,766,831
MATERIALS (2.5%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,001,758
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,248,404
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,205,640
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,500,000	1,535,537
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,853,125
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	559,233
Vulcan Materials Co.	BBB-	7.00	06/15/18	2,000,000	2,257,960
					14,661,657
TELECOMMUNICATION SERVICES (1.2%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,426,248
CenturyLink, Inc.	BBB-	5.00	02/15/15	2,000,000	2,074,594
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,179,550
					6,680,392
UTILITIES (2.4%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	585,597
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	2,500,000	2,470,705
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,138,126
Entergy Corp.	BBB-	5.13	09/15/20	500,000	498,367
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,155,399
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	500,513
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,211,604
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,318,368
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,015,316
					13,893,995
SOVEREIGN DEBT (0.8%)
Sri Lanka AID (5)	NR	6.59	09/15/28	3,791,476	4,558,643

TOTAL LONG-TERM DEBT SECURITIES (Cost: $540,961,535) 98.9%					573,550,023

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
General Electric Co.	A-1+	0.13	10/13/10	3,000,000	2,999,870
Washington Gas Light Co.	A-1+	0.17	10/01/10	1,300,000	1,300,000
					4,299,870
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,299,870) 0.7%					4,299,870

TOTAL INVESTMENTS (Cost: $545,261,405) 99.6%					577,849,893

OTHER NET ASSETS 0.4%					2,175,157

NET ASSETS 100.0%					$580,025,050

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2010  (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$6,840,000	0.8%
ALL AMERICA FUND	$1,844,047	0.7%
SMALL CAP VALUE FUND	$7,066,956	2.9%
MID-CAP EQUITY INDEX FUND	$900,000	0.2%
COMPOSITE FUND	$5,340,892	3.2%
MONEY MARKET FUND	$44,446,336	39.8%
MID-TERM BOND FUND	$6,672,095	2.3%
BOND FUND	$13,155,444	2.4%

(1)   This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2010, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	166	E-mini S&P 500 Stock Index	P	December 2010	$9,434,610	$180,292	1.2%
ALL AMERICA FUND	74	E-mini S&P 500 Stock Index	P	December 2010	$4,205,790	$(28,410)	1.7%
MID-CAP EQUITY INDEX FUND	61	E-mini S&P MidCap 400 Stock Index	P	December 2010	$4,880,610	$244,185	1.1%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2010 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)	U.S. Government guaranteed security.
(5)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2010, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$809,116,048	—	—		$809,116,048
Short-Term Debt Securities	—	$9,839,300	—		$9,839,300
Temporary Cash Investments	—	$41,400	—		$41,400
	$809,116,048	$9,880,700	—		$818,996,748

All America Fund
Common Stock - Indexed	$135,786,590	—	—		$135,786,590
Common Stock - Active	$109,444,026	—	$744,047	(1)	$110,188,073
Convertible Preferred Stock	—	$112,056	—		$112,056
Short-Term Debt Securities	—	$3,528,950	—		$3,528,950
Temporary Cash Investments	—	$216,700	—		$216,700
	$245,230,616	$3,857,706	$744,047		$249,832,369

Small Cap Value Fund
Common Stock	$233,531,555	—	$4,366,956	(1)	$237,898,511
Convertible Preferred Stock	—	$857,553	—		$857,553
Short-Term Debt Securities	—	$2,700,000	—		$2,700,000
	$233,531,555	$3,557,553	$4,366,956		$241,456,064

Small Cap Growth Fund
Common Stock	$226,081,083	—	—		$226,081,083
Short-Term Debt Securities	—	$7,115,451	—		$7,115,451
	$226,081,083	$7,115,451	—		$233,196,534

Mid Cap Value Fund
Common Stock	$46,591,812	—	—		$46,591,812
Short-Term Debt Securities	—	$2,199,820	—		$2,199,820
	$46,591,812	$2,199,820	—		$48,791,632

Mid-Cap Equity Index Fund
Common Stock	$433,465,513	—	—		$433,465,513
Short-Term Debt Securities	—	$3,899,300	—		$3,899,300
Temporary Cash Investments	—	$10,500	—		$10,500
	$433,465,513	$3,909,800	—		$437,375,313

International Fund
Common Stock	$47,153,270	—	—		$47,153,270
Short-Term Debt Securities	—	$1,899,837	—		$1,899,837
	$47,153,270	$1,899,837	—		$49,053,107

Composite Fund
Common Stock	$93,289,739	—	—		$93,289,739
U.S. Government Debt	—	$11,102,347	—		$11,102,347
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,719,210	—		$22,719,210
Corporate Long-Term Debt	—	$32,835,415	—		$32,835,415
Short-Term Debt	—	$4,709,989	—		$4,709,989
Temporary Cash Investments	—	$10,800	—		$10,800
	$93,289,739	$71,377,761	—		$164,667,500

Retirement Income Fund
Common Stock	$14,526,514	—	—		$14,526,514

2010 Retirement Fund
Common Stock	$16,844,194	—	—		$16,844,194

2015 Retirement Fund
Common Stock	$65,862,060	—	—		$65,862,060

2020 Retirement Fund
Common Stock	$74,239,961	—	—	$74,239,961

2025 Retirement Fund
Common Stock	$65,198,311	—	—	$65,198,311

2030 Retirement Fund
Common Stock	$53,204,387	—	—	$53,204,387

2035 Retirement Fund
Common Stock	$41,639,444	—	—	$41,639,444

2040 Retirement Fund
Common Stock	$36,856,081	—	—	$36,856,081

2045 Retirement Fund
Common Stock	$41,674,446	—	—	$41,674,446

Conservative Allocation Fund
Common Stock	$46,699,534	—	—	$46,699,534

Moderate Allocation Fund
Common Stock	$148,838,273	—	—	$148,838,273

Aggressive Allocation Fund
Common Stock	$133,105,140	—	—	$133,105,140

Money Market Fund
U.S. Government Debt	—	$15,669,503	—	$15,669,503
U.S. Government Agency Short-Term Debt	—	$17,763,033	—	$17,763,033
Commercial Paper	—	$78,263,076	—	$78,263,076
	—	$111,695,612	—	$111,695,612

Mid-Term Bond Fund
U.S. Government Debt	—	$135,774,515	—	$135,774,515
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$2,359,443	—	$2,359,443
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,909,450	—	$19,909,450
Corporate Debt	—	$129,683,656	—	$129,683,656
Short-Term Debt	—	$759,903	—	$759,903
Temporary Cash Investments	—	$12,600	—	$12,600
	—	$288,499,567	—	$288,499,567

Bond Fund
U.S. Government Debt	—	$132,765,824	—	$132,765,824
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$177,413,446	—	$177,413,446
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$13,203,380	—	$13,203,380
Long-Term Corporate Debt	—	$245,608,730	—	$245,608,730
Sovereign Debt	—	$4,558,643	—	$4,558,643
Short-Term Debt	—	4,299,870	—	4,299,870
	—	$577,849,893	—	$577,849,893

Other Financial Instruments:*
Equity Index Fund	$180,292	—	—	$180,292
All America Fund	$(28,410)	—	—	$(28,410)
Mid-Cap Equity Index Fund	$244,185	—	—	$244,185

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects securities issued by Ellington Financial LLC and NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund.  These securities are also included in a similar section of the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2010

	Balance	Unrealized	Transfers	Transfers	Balance	Unrealized Gains/(Losses)
	December 31,	Gains	Into	Out of	September 30,	of Level 3 Assets Held as of
	2009	(Losses)	Level 3 (b)	Level 3 (b)	2010	September 30, 2010
All America Fund	$761,962	$(17,915)	—	—	$744,047	$(17,915)
Small Cap Value Fund	$4,471,775	$(104,819)	—	—	$4,366,956	$(104,819)

(b)           Reflects transfers out of/into Level 2, respectively, depending on the use of calculated fair values as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2010 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$163,631,590	$36,932,685	$43,520,086	$53,166,622	$5,354,987
Unrealized Depreciation	(121,128,981)	(39,804,842)	(14,916,058)	(9,626,137)	(4,112,523)
Net	$42,502,609	$(2,872,157)	$28,604,028	$43,540,485	$1,242,464
Cost of Investments	$776,494,139	$252,704,526	$212,852,036	$189,656,049	$47,549,168

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$70,940,523	$2,191,672	$15,126,845	$1,100,826	$1,919,451
Unrealized Depreciation	(42,329,422)	(792,248)	(7,616,528)	(251,664)	(909,613)
Net	$28,611,101	$1,399,424	$7,510,317	$849,162	$1,009,838
Cost of Investments	$408,764,212	$47,653,683	$157,157,183	$13,677,352	$15,874,356

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$6,691,364	$6,425,798	$6,251,951	$5,371,719	$4,256,120
Unrealized Depreciation	(2,469,631)	(1,827,099)	(938,116)	(895,001)	(572,562)
Net	$4,221,733	$4,598,699	$5,313,835	$4,476,718	$3,683,558
Cost of Investments	$61,640,327	$69,641,262	$59,884,476	$48,727,669	$37,955,886

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$3,929,811	$4,835,353	$3,848,585	$9,429,179	$5,215,710
Unrealized Depreciation	(341,629)	(397,302)	(1,775,356)	(6,640,171)	(7,946,181)
Net	$3,588,182	$4,438,051	$2,073,229	$2,789,008	$(2,730,471)
Cost of Investments	$33,267,899	$37,236,395	$44,626,305	$146,049,264	$135,835,611

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$110	$19,646,232	$32,705,968
Unrealized Depreciation	—	(213,707)	(117,480)
Net	$110	$19,432,525	$32,588,488
Cost of Investments	$111,695,502	$269,067,042	$545,261,405

ITEM 2.                  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Investment Corporation

Date: November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Investment Corporation

Date: November 17, 2010

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: November 17, 2010